As filed with the Securities and Exchange Commission on May 28, 1999

                                        Securities Act Registration No. 33-17224
                                Investment Company Act Registration No. 811-5336

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]
                           PRE-EFFECTIVE AMENDMENT NO.                      [ ]
                         POST-EFFECTIVE AMENDMENT NO. 23                    [X]
                                     AND/OR
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                     [X}
                                AMENDMENT NO. 24                            [X]

                        (Check appropriate box or boxes)


               PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.
               (Exact name of registrant as specified in charter)


                              GATEWAY CENTER THREE,
                               100 MULBERRY STREET
                          NEWARK, NEW JERSEY 07102-4077
               (Address of Principal Executive Offices) (Zip Code)

                                   ----------

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (973) 367-3028
                            ROBERT C. ROSSELOT, ESQ.
                              GATEWAY CENTER THREE,
                               100 MULBERRY STREET
                          NEWARK, NEW JERSEY 07102-4077
                     (Name and Address of Agent for Service)


                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 As soon as practicable after the effective date of this Registration Statement


 It is proposed that this filing will become effective (check appropriate box):

          [ ]       immediately upon filing pursuant to paragraph (b)

          [X]       on June 3, 1999 pursuant to paragraph (b)

          [ ]       60 days after filing pursuant to paragraph (a)(1)


          [ ]       on (date) pursuant to paragraph (a)(1)

          [ ]       75 days after filing pursuant to paragraph (a)(2)

          [ ]       on (date) pursuant to paragraph (a)(2) of Rule 485.

                    If appropriate, check the following box:

          [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Title of Securities Being Registered ................  Shares of Common Stock,
                                                       Par Value $.001 per Share

================================================================================

FUND TYPE:

-----------------------------
Money market

INVESTMENT OBJECTIVE:

-----------------------------
High current income
consistent with the preservation of
principal and liquidity

PRUDENTIAL INSTITUTIONAL
LIQUIDITY PORTFOLIO, INC.

------------------------------------------------------------
INSTITUTIONAL MONEY MARKET SERIES
  (CLASS A SHARES)

PROSPECTUS: MAY __, 1999

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's shares, nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.

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Table of Contents
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1    Risk/Return Summary

1    Investment Objective and Principal Strategies
1    Principal Risks
2    Evaluating Performance
4    Fees and Expenses

6    How the Fund Invests
6    Investment Objective and Policies
7    Other Investments
8    Additional Strategies
9    Investment Risks

11   How the Fund is Managed
11   Manager
11   Investment Adviser
11   Distributor
12   Year 2000 Readiness Disclosure

13   Fund Distributions and Tax Issues
13   Distributions
13   Tax Issues

15   How to Buy and Sell Shares of the Fund
15   How to Buy Shares
17   How to Sell Your Shares

     Financial Highlights
     Class A Shares

22   The Prudential Mutual Fund Family

     For More Information (Back Cover)

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 PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.   TELEPHONE (800) 521-7466

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Risk/Return Summary

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This section highlights key information about PRUDENTIAL INSTITUTIONAL LIQUIDITY
PORTFOLIO-INSTITUTIONAL MONEY MARKET SERIES, which we refer to as "the Fund."
The Fund offers Class A shares and Class I shares. This prospectus relates only to Class A shares. Additional information follows this summary.

------------------------------------------------
MONEY MARKET FUNDS

Money market funds--which hold high-quality short-term debt obligations--provide investors with a lower risk, highly liquid investment option. These funds attempt to maintain a net asset value of $1 per share, although there can be no guarantee that they will always be able to do so.

------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is HIGH CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF PRINCIPAL AND LIQUIDITY. To achieve this objective we invest at least 80% of the Fund's assets in dollar-denominated commercial paper, asset-backed securities, obligations of financial institutions and other high-quality money market instruments with remaining maturities of 13 months or less. Some of the money market instruments we may purchase are issued by foreign companies and banks. While we make every effort to achieve our investment objective and maintain a net asset value of $1 per share, we can't guarantee success. To date, the Fund's net asset value has never deviated from $1 per share.

PRINCIPAL RISKS

Although we look to invest wisely, all investments involve risk. The money market securities in which the Fund invests are generally subject to the risk that the issuer of a particular security may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because interest rates change or investors lose confidence in the ability of issuers in general to pay back their debt. The Fund's investments in foreign securities involve certain additional risks. For example, foreign banks and companies generally are not subject to regulatory requirements comparable to those applicable to U.S. banks and companies. In addition, political developments and changes in currency rates may adversely affect the value of the Fund's foreign securities. In all cases, however, we invest only in U.S. dollar-denominated securities. Although investments in mutual funds involve risk, investing in money market portfolios like the Fund is generally less risky than investments in other types of funds. This is because the Fund invests only in high-quality securities with remaining maturities of 13 months or less and limits

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                                                                               1

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Risk/Return Summary

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the average maturity of the portfolio to 90 days or less. To satisfy the average maturity and maximum maturity requirements, securities with demand features are treated as maturing on the date that the Fund can demand repayment of the security.

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

EVALUATING PERFORMANCE

A number of factors--including risk--can affect how the Fund performs. The following bar chart and tables show the Fund's performance for each full calendar year of operation for the last 10 years. They demonstrate the risk of investing in the Fund and how returns can change. The tables also compare the Fund's performance to the performance of taxable money market indices. Past performance does not mean that the Fund will achieve similar results in the future. For current yield information, you can call us at (800) 521-7466.

[GRAPHICAL REPRESENTATION OF CHART]

-------------------------------------
Annual Returns(1) (Class A shares)

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1989   1990   1991     1992    1993    1994    1995   1996     1997     1998
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[GRAPHICAL REPRESENTATION OF CHART]

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  BEST QUARTER:   % (   quarter of 19 )    WORST QUARTER:   % (  quarter of 19 )
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1    THE FUND'S RETURNS ARE AFTER DEDUCTION OF EXPENSES. THE TOTAL RETURN OF THE
     CLASS A SHARES FROM 1-1-99 TO 3-31-99 WAS %.


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2 PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.   TELEPHONE (800) 521-7466
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Risk/Return Summary
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-------------------------------------------------
   AVERAGE ANNUAL RETURNS(1) (AS OF 12/31/98)
-------------------------------------------------------------------------------
                         1 YEAR      5 YEARS      10 YEARS     SINCE INCEPTION

  Class A shares              %            %             %        % (since    )

  Lipper

    Average(2)            4.84%        4.77%         5.20%                 N/A


-------------------------------------------------
  7-DAY YIELD(1) (AS OF 12/31/98)
-------------------------------------------------------------------------------
  Class A shares                           %

  IBC Average(3)                           %

1    THE FUND'S RETURNS AND YIELD ARE AFTER DEDUCTION OF EXPENSES.

2 THE LIPPER AVERAGE IS BASED UPON THE AVERAGE RETURN OF ALL MUTUAL FUNDS IN THE U.S. TAXABLE MONEY MARKET FUNDS CATEGORY. LIPPER RETURNS SINCE THE INCEPTION OF CLASS A SHARES ARE %.

3 THE IBC AVERAGE IS BASED UPON THE AVERAGE YIELD OF ALL MUTUAL FUNDS IN THE INTERNATIONAL BUSINESS COMMUNICATIONS FINANCIAL DATA ALL TAXABLE MONEY MARKET FUND CATEGORY.

FEES AND EXPENSES

These tables show the fees and expenses that you may pay if you buy and hold shares of the Fund.

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  SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                                          CLASS A

  Maximum sales charge (load)                                None
    imposed on purchases (as a percentage of offering price)

  Maximum deferred sales charge (load) (as a                 None
    percentage of the lower of original purchase price or sale proceeds)

  Maximum sales charge (load)                                None
    imposed on reinvested dividends
    and other distributions

  Redemption fees                                            None

  Exchange fee                                               None

  Corporate COMMAND Program annual fee                       $125(1)

  BusinessEdge Program annual fee                            $185(1)

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Risk/Return Summary
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  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                          CLASS A

  Management fees                                            .20%
  + Distribution and service (12b-1) fees                    .12%
  + Other  expenses                                          .09%
  = Total annual Fund operating expenses                     .41%
  - Fee waiver or expense reimbursement(2)                   .21%
  = Net annual Fund operating expenses                       .20%

1 THE ANNUAL PROGRAM FEE AS A PERCENTAGE OF AVERAGE NET ASSETS IS CALCULATED BY DIVIDING $125 (THE TOTAL FEE FOR THE COMMAND PROGRAM) OR $185 (THE TOTAL FOR THE BUSINESSEDGE PROGRAM), RESPECTIVELY, BY THE AVERAGE ACCOUNT SIZE IN THE FUND. THE ANNUAL PROGRAM FEE IS NOT PRORATED FOR PURPOSES OF THIS CALCULATION TO GIVE EFFECT TO COMMAND PROGRAM OR BUSINESSEDGE PROGRAM PARTICIPANTS WHO ALSO OWN SHARES IN OR SUBSCRIBE TO VARIOUS SERVICES OFFERED BY THE RESPECTIVE PROGRAMS. A MAJOR PORTION OF THE ANNUAL PROGRAM FEE IS NOT ATTRIBUTABLE TO THE FUND, BUT RATHER TO NONFUND SERVICES PROVIDED BY THE PROGRAM.

2 FOR THE FISCAL YEAR ENDING MARCH 31, 2000, THE MANAGER AND THE DISTRIBUTOR OF THE FUND HAVE CONTRACTUALLY AGREED TO WAIVE A PORTION OF THEIR FEES IN THE RESPECTIVE AMOUNTS OF .05% AND .07% OF THE AVERAGE DAILY NET ASSETS OF CLASS A SHARES, AND THE MANAGER HAS AGREED TO REIMBURSE THE FUND FOR OPERATING EXPENSES IN THE AMOUNT OF .09% OF THE AVERAGE DAILY NET ASSETS OF CLASS A SHARES.

EXAMPLE

This example will help you compare the fees and expenses of the Fund's different share classes and the cost of investing in the Fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------------------
                                1 YR         3 YRS         5 YRS       10 YRS

  Class A shares(1)            $             $             $            $


1 THE EXAMPLE REFLECTS THE AGREEMENTS OF THE MANAGER AND THE DISTRIBUTOR TO WAIVE A PORTION OF THEIR RESPECTIVE FEES AND THE AGREEMENT OF THE MANAGER TO REIMBURSE CERTAIN OPERATING EXPENSES OF CLASS A SHARES FOR THE FISCAL YEAR ENDING MARCH 31, 2000. THE MANAGER AND THE DISTRIBUTOR HAVE NOT ADVISED THE FUND OF THEIR RESPECTIVE INTENTION TO DISCONTINUE THE WAIVERS AND/OR REIMBURSEMENTS FOR SUBSEQUENT FISCAL YEARS.

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4 PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.   TELEPHONE (800) 521-7466
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How the Fund Invests
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INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is HIGH CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF PRINCIPAL AND LIQUIDITY. While we make every effort to achieve our objective, we can't guarantee success.

     The Fund invests in high-quality money market instruments to try to provide investors with current income while maintaining a stable net asset value of $1 per share. We manage the Fund to comply with specific rules designed for money market mutual funds. We will purchase obligations such as commercial paper, asset-backed securities, certificates of deposit, time deposits of banks, bankers' acceptances, bank notes, funding agreements and other obligations of both banks and corporations. These obligations must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations (NRSROs), such as Moody's Investors Service (rated at least Aa or Prime-2), Standard & Poor's Ratings Group (rated at least AA or A-2) and Fitch IBCA (rated at least F2) or, if unrated, of comparable quality. We may also purchase securities of the U.S. Government and its agencies. There is no limitation as to the amount of assets we can invest in the securities of foreign companies and banks. All securities that we purchase will be denominated in U.S. dollars.

     COMMERCIAL PAPER is short-term debt obligations of banks, corporations and other borrowers. The obligations are usually issued by financially strong businesses and often include a line of credit to protect purchasers of the obligations. An ASSET-BACKED SECURITY is a loan or note that pays interest based upon the cash flow of a pool of assets, such as mortgages, loans and credit card receivables. FUNDING AGREEMENTS are contracts issued by insurance companies that guarantee a return of principal, plus some amount of interest. When purchased by money market funds, funding agreements will typically be short-term and will provide an adjustable rate of interest. CERTIFICATES OF DEPOSIT, TIME DEPOSITS, BANKERS' ACCEPTANCES and BANK NOTES are obligations issued by or through a bank. These instruments depend upon the strength of the bank involved in the borrowing to give investors comfort that the borrowing will be repaid when promised.

     DEBT OBLIGATIONS in general, including those listed above and any others that we may purchase, are basically written promises to repay a debt. Among the various types of debt securities we may purchase, the terms of repayment may vary, as may the commitment of other parties to honor the obligations of the issuer of the security. We may purchase securities that include DEMAND

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                                                                               5

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How the Fund Invests
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FEATURES, which allow us to demand repayment of a debt obligation before the obligation is due or "matures." This means that we can purchase longer-term securities because of our expectation that we can demand repayment of the obligation at an agreed-upon price within a relatively short period of time. This procedure follows the rules applicable to money market funds.

     Any of the money market instruments that the Fund may purchase may be accompanied with the right to resell the instrument prior to the instrument's maturity. In addition, we may separately purchase rights to resell these instruments. These rights are referred to as "PUTS." The purchase of instruments with puts or puts standing alone allows the Fund to sell the security when the investment adviser believes it is appropriate to do so to honor redemption requests or to buy more attractive securities.

     The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing the operation of money market funds.

     For more information, see "Investment Risks" and the Statement of Additional Information, "Description of the Fund, its Investments and Risks." The Statement of Additional Information--which we refer to as the SAI--contains information about the Fund. To obtain a copy, see the back cover of this prospectus.

     Our investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of the Fund can change investment policies that are not fundamental.

OTHER INVESTMENTS

In addition to the principal strategies discussed above, we may also use the following investments to increase the Fund's returns or protect its assets if market conditions warrant.

     The Fund may also invest in DEBT OBLIGATIONS ISSUED BY THE U.S. TREASURY. Treasury securities have different interest rates and maturities, but they are all backed by the full faith and credit of the U.S. Government.

     Treasury debt obligations are sometimes "stripped" into their component parts--the Treasury's obligation to make periodic interest payments and its obligation to repay the amount borrowed. These STRIPPED SECURITIES are sold to investors separately. Stripped securities do not make periodic interest payments. They are typically sold at a discount and then redeemed for their face value on their maturity dates. These securities increase in value when interest

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6 PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.   TELEPHONE (800) 521-7466
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How the Fund Invests
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rates fall and lose value when interest rates rise. However, the value of stripped securities generally fluctuates more in response to interest rate movements than the value of traditional debt securities. The Fund may try to earn money by buying stripped securities at a discount and either selling them after they increase in value or holding them until they mature.

     The Fund may also invest in other DEBT OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT and government-related entities. Some of these debt securities are backed by the full faith and credit of the U.S. Government, like obligations of the Government National Mortgage Association (GNMA or "Ginnie Mae"). Debt securities issued by other government entities, like obligations of the Federal National Mortgage Association (FNMA or "Fannie Mae") and the Student Loan Marketing Association (SLMA or "Sallie Mae"), are not backed by the full faith and credit of the U.S. Government. However, these issuers have the right to borrow from the U.S. Treasury to meet their obligations. The debt securities of other issuers, like the Farm Credit System, depend entirely upon their own resources to repay their debt.

     The Fund may also use REPURCHASE AGREEMENTS, where a party agrees to sell a security to the Fund and then repurchase it at an agreed-upon price at a stated time. These transactions constitute short-term cash loans by the Fund to financial institutions. This creates a fixed return for the Fund.

ADDITIONAL STRATEGIES

The Fund may use REVERSE REPURCHASE AGREEMENTS, where we borrow money on a temporary basis by selling a security with an obligation to repurchase it at an agreed-upon price and time. The Fund's use of reverse repurchase agreements is limited to 15% of the value of its total assets.

     The Fund may also purchase money market obligations on a "WHEN-ISSUED" or "DELAYED-DELIVERY" basis. When the Fund makes this type of purchase, the price and interest rate are fixed at the time of purchase, but delivery and payment for the obligations take place at a later time. The Fund does not earn interest income until the date the obligations are delivered.

     The Fund may purchase FLOATING RATE and VARIABLE RATE securities. These securities pay interest at rates that change periodically to reflect changes in market interest rates. Because these securities adjust the interest they pay, they may be beneficial when interest rates are rising because of the additional return the Fund will receive, and they may be detrimental when interest rates are falling because of the reduction in interest payments to the Fund.

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                                                                               7

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How the Fund Invests
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     The Fund intends to purchase investment securities jointly with certain other mutual funds. Our ability to engage in joint investment is subject to conditions imposed by an order of the Securities and Exchange Commission. Joint investment can allow the Fund to achieve better investment performance because of reduced transaction costs and greater investment leverage.

     The Fund also follows certain policies when it BORROWS MONEY (the Fund may borrow up to 15% of the value of its net assets); LENDS ITS SECURITIES to others (the Fund may lend up to 15% of its total assets, including collateral received in the transaction); and HOLDS ILLIQUID SECURITIES (the Fund may hold up to 10% of its net assets in illiquid securities, including securities with legal or contractual restrictions, those without a readily available market, privately placed commercial paper and repurchase agreements with maturities longer than seven days). The Fund is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

INVESTMENT RISKS

As noted, all investments involve risk, and investing in the Fund is no exception.

     The Fund's investments in money market instruments involve both credit risk--the possibility that the issuer of a particular security will default, and market risk--the risk that an instrument will lose value because interest rates change or investors lose confidence in the ability of issuers in general to pay back their debt. To limit these risks, we invest only in high-quality securities with remaining maturities of no more than 13 months.

     Foreign securities (that is, securities of non-U.S.-based issuers) and foreign markets involve additional risk. Foreign laws and accounting standards typically are not as strict as they are in the U.S. Foreign fixed-income and currency markets may be less stable than U.S. markets. Changes in the exchange rates of foreign currencies can affect the value of foreign assets. There is a risk that foreign companies and governments, just as is the case in the U.S., will not be prepared to handle issues that will arise when we reach the year 2000 if their computer systems cannot differentiate the year 2000 from the year 1900.

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8 PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.   TELEPHONE (800) 521-7466
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How the Fund Invests
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This chart outlines the key risks and potential rewards of the principal strategies and certain other investments of the Fund. See, too, "Description of the Fund, Its Investments and Risks" in the SAI.


--------------------------------
  INVESTMENT TYPE               ------------------------------------------------
  % OF FUND'S TOTAL ASSETS      RISKS                       POTENTIAL REWARDS
--------------------------------------------------------------------------------

  HIGH-QUALITY MONEY MARKET
  OBLIGATIONS OF ALL TYPES   o   Credit risk--the risk    o  Regular interest income
                                 that default of an
                                 issuer would leave       o  May be more secure
  UP TO 100%                     the Fund with unpaid        than stock and equity
                                 interest or principal       securities since
                                                             companies must
                             o   Market risk--the risk       pay their debts
                                 that bonds and other        before they pay
                                 debt instruments may        dividends
                                 lose value because
                                 interest rates
                                 change or there is a
                                 lack of confidence
                                 in a group of
                                 borrowers or an industry

------------------------------------------------------------------------------------

  MONEY MARKET OBLIGATIONS   o   Foreign markets,         o  Investors may realize
  OF FOREIGN ISSUERS             economies and               higher returns based
  (DOLLAR-DENOMINATED)           political systems           upon higher interest
                                 may not be as               rates paid on foreign
  UP TO 100%                     stable as those in          investments
                                 the U.S.
                                                          o  Increased
                             o   Differences in              diversification
                                 foreign laws,               by expanding the
                                 accounting                  allowable choices of
                                 standards, public           high-quality debt
                                 information and             securities
                                 custody and
                                 settlement practices

                             o   Year 2000 conversion
                                 may be more of a
                                 problem for some
                                 foreign issuers

------------------------------------------------------------------------------------

  ILLIQUID SECURITIES        o   May be difficult to      o  May offer a more
                                 value precisely             attractive yield than
  UP TO 10% OF NET ASSETS                                    more widely traded
                             o   May be difficult to         securities
                                 sell at the time or
                                 price desired

------------------------------------------------------------------------------------

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                                                                               9

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How the Fund is Managed

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BOARD OF DIRECTORS

The Board of Directors oversees the actions of the Manager, investment adviser and Distributor and decides on general policies. The Board also oversees the Fund's officers who conduct and supervise the daily business operations of the Fund.

MANAGER
PRUDENTIAL INVESTMENTS FUND MANAGEMENT LLC (PIFM)
GATEWAY CENTER THREE, 100 MULBERRY STREET
NEWARK, NEW JERSEY 07102-4077

     Under a management agreement with the Fund, PIFM manages the Fund's investment operations and administers its business affairs. For the fiscal year ended March 31, 1999, the Fund paid PIFM management fees of .15% of the Fund's average net assets.

     As of March 31, 1999, PIFM served as the Manager to all of the Prudential Mutual Funds, and as Manager or administrator to closed-end investment companies, with aggregate assets of approximately $_____ billion.

INVESTMENT ADVISER

The Prudential Investment Corporation, called Prudential Investments, is the Fund's investment adviser. Its address is Prudential Plaza, 751 Broad Street, Newark, NJ 07102. PIFM has responsibility for all investment advisory services, supervises Prudential Investments and reimburses Prudential Investments for its reasonable costs and expenses.

     Prudential Investments Fixed Income Group is organized into teams that specialize by sector. The Fixed Income Investment Policy Committee, which is comprised of senior investment staff from each sector team, provides guidance to the teams regarding duration risk, asset allocations and general risk parameters. Portfolio managers contribute bottom up security selection within those guidelines.

DISTRIBUTOR

Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund. The Fund has a Distribution and Service Plan under Rule 12b-1 of the Investment Company Act with respect to Class A shares. Under the Plan and the Distribution Agreement,

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10 PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.   TELEPHONE (800) 521-7466
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How the Fund is Managed
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PIMS pays the expenses of distributing the Fund's Class A shares and provides certain shareholder support services. The Fund pays distribution and other fees from the assets of Class A shares to PIMS as compensation for its services.
These fees--known as 12b-1 fees--are shown in the "fees and expenses" table. Because these fees are paid from the Fund's assets on a continuous basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. PIMS does not receive compensation from the Fund for distributing the Fund's Class I shares.

YEAR 2000 READINESS DISCLOSURE

The services provided to the Fund and the shareholders by the Manager, the Distributor, the Transfer Agent and the Custodian depend on the smooth functioning of their computer systems and those of outside service providers. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. Such event could have a negative impact on handling securities trades, payments of interest and dividends, pricing and account services. Although, at this time, there can be no assurance that there will be no adverse impact on the Fund, the Manager, the Distributor, the Transfer Agent and the Custodian have advised the Fund that they have been actively working on necessary changes to their computer systems to prepare for the year 2000. The Fund and its Board receive, and have received since early 1998, satisfactory quarterly reports from the principal service providers as to their preparations for year 2000 readiness, although there can be no assurance that the service providers (or other securities market participants) will successfully complete the necessary changes in a timely manner. Moreover, the Fund at this time has not considered retaining alternative service providers or directly undertaken efforts to achieve year 2000 readiness, the latter of which would involve substantial expense without an assurance of success.

     Additionally, issuers of securities generally, as well as those purchased by the Fund, may confront year 2000 compliance issues which, if material and not resolved, could have an adverse impact on securities markets and/or a specific issuer's performance and could result in a decline in the value of the securities held by the Fund.

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                                                                              11

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Fund Distributions and Tax Issues
--------------------------------------------------------------------------------

Investors who buy shares of the Fund should be aware of some important tax issues. For example, the Fund distributes DIVIDENDS of ordinary income and any realized net CAPITAL GAINS to shareholders. These distributions are subject to taxes, unless you hold your shares in a 401(k) plan, an Individual Retirement Account (IRA), or some other qualified tax-deferred plan or account.

     The following briefly discusses some of the important tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

DISTRIBUTIONS

The Fund distributes DIVIDENDS of any net investment income to shareholders every month. The dividends you receive from the Fund will be taxed as ORDINARY INCOME, whether or not they are reinvested in the Fund.

     Although the Fund is not likely to realize capital gains because of the types of securities we purchase, any realized net CAPITAL GAINS will be paid to shareholders (typically once a year). CAPITAL GAINS are generated when the Fund sells assets for a profit.

     For your convenience, Fund distributions of dividends and capital gains are automatically reinvested in the Fund. If you ask us to pay the distributions in cash, we will send you a check instead of purchasing more shares of the Fund. Either way, the distributions are subject to taxes, unless your shares are held in a qualified tax-deferred plan or account. For more information about automatic reinvestment and other shareholder services, see "How to Buy, Sell and Exchange Shares of the Fund--How To Buy Shares" at Step 4: Additional Shareholder Services.

TAX ISSUES

FORM 1099

Every year, you will receive a Form 1099, which reports the amount of dividends and capital gains we distributed to you during the prior year. If you own shares of the Fund as part of a qualified tax-deferred plan or account, your taxes are deferred, so you will not receive a Form 1099. However, you will receive a Form 1099 when you take any distributions from your qualified tax-deferred plan or account.

     Fund distributions are generally taxable in the year they are received, except where we declare certain dividends in December of a calendar year but actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid on December 31 of the prior year.

--------------------------------------------------------------------------------
12 PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.   TELEPHONE (800) 521-7466
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Fund Distributions and Tax Issues
--------------------------------------------------------------------------------

WITHHOLDING TAXES

If federal law requires you to provide the Fund with your tax identification number and certifications as to your tax status, and you fail to do so, or if you are otherwise subject to back-up withholding, we will withhold and pay to the U.S. Treasury 31% of your distributions. Dividends of net investment income and short-term capital gains paid to a nonresident foreign shareholder generally will be subject to a U.S. withholding tax of 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.

--------------------------------------------------------------------------------
                                                                              13

How to Buy and Sell
--------------------------------------------------------------------------------
Shares of the Fund
--------------------------------------------------------------------------------

HOW TO BUY SHARES

STEP 1: OPEN AN ACCOUNT

If you don't have an account with us or a securities firm that is permitted to buy or sell shares of the Fund for you, call Prudential Mutual Fund Services LLC
(PMFS), the Fund's Transfer Agent, at (800) 521-7466 or contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INVESTMENT SERVICES
P.O. BOX 15020
NEW BRUNSWICK, NJ 08906-5020

     After you have established an account, all purchases of Class A shares must be made via wire transfer of funds to State Street Bank and Trust Company, Boston, Massachusetts, the Fund's custodian. We have the right to reject any purchase order (including an exchange into the Fund) or suspend or modify the Fund's sale of its shares.

STEP 2: CHOOSE A SHARE CLASS

The Fund offers Class A and Class I shares. Except as noted below, the minimum initial investment for Class A shares is $100,000 and the minimum subsequent investment is $10,000. The minimum initial investment for Class I shares is $5 million and the minimum subsequent investment is $10,000. This prospectus only describes how you can buy and sell Class A shares of the Fund. If you qualify to purchase Class I shares, you should contact PMFS at the telephone number or address above to request a Class I shares Fund prospectus. Class A shareholders of the Fund who qualify to purchase Class I shares will have their Class A shares exchanged for Class I shares on a quarterly basis. For purposes of the minimum initial and subsequent investment requirements, a master account and its subaccounts, as well as related institutional accounts (that is, accounts of shareholders with a common institutional or corporate parent), may be combined.

PURCHASES THROUGH THE COMMAND PROGRAM OR THE BUSINESSEDGE PROGRAM

Class A shares of the Fund are available to shareholders who meet the minimum investment requirements and participate in either the corporate COMMAND(SM) Account Program (the COMMAND Program), which is available through Prudential Securities Incorporated (Prudential Securities), or the Prudential BusinessEdge(SM) Account Program (the BusinessEdge Program),

--------------------------------------------------------------------------------
14 PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.   TELEPHONE (800) 521-7466
--------------------------------------------------------------------------------

How to Buy and Sell
--------------------------------------------------------------------------------
Shares of the Fund
--------------------------------------------------------------------------------

which is available either through Prudential Securities or Pruco Securities Corporation (Prusec).

     If you participate in the COMMAND Program or the BusinessEdge Program, your purchase of Class A shares must be made through your Prudential Securities Financial Advisor or your Prusec broker, as applicable.

STEP 3: UNDERSTANDING THE PRICE YOU'LL PAY

When you invest in a mutual fund, you buy shares of the Fund. Shares of a money market mutual fund, like the Fund, are priced differently than shares of common stock and other securities.

     The price you pay for each share of the Fund is based on the share value. The share value of a mutual fund--known as the NET ASSET VALUE or NAV--is determined by a simple calculation: it's the total value of the Fund (assets minus liabilities) divided by the total number of shares outstanding. In determining NAV, the Fund values its securities using the amortized cost method. The Fund seeks to maintain an NAV of $1 per share at all times.

     We determine the NAV of our shares once each business day at 4:00 p.m., New York Time on days that the New York Stock Exchange is open for trading. We do not determine NAV on days when we have not received any orders to purchase, sell, or exchange or when changes in the value of the Fund's portfolio do not affect the NAV.

     If your purchase order for Class A shares is received by PMFS by calling
(800) 521-7466 before 4:00 p.m., New York Time and federal funds are received by the Custodian by wire transfer on the same business day, your purchase order becomes effective as of 4:00 p.m., New York Time, and the shares you purchase are entitled to dividend income earned on that day. Telephone calls to PMFS will be recorded. In order to make investments that will generate income immediately, the Fund must have federal funds available to it. Therefore, you are urged to wire funds to the Custodian via the Federal Reserve Wire System as early in the day as possible.

     If you participate in the COMMAND Program or the BusinessEdge Program, you must submit your purchase order to your Prudential Securities Financial Advisor or Prusec broker, as applicable, by 2:00 p.m., New York Time. The Prudential Securities Financial Advisor or Prusec broker will submit your order to the Fund for Class A shares and will arrange for the transfer of federal funds from your Program account to the Custodian. If your purchase order is received by 2:00 p.m., New York Time, the shares you purchase are entitled to dividend income earned on that day.

--------------------------------------------------------------------------------
                                                                              15

How to Buy and Sell
--------------------------------------------------------------------------------
Shares of the Fund
--------------------------------------------------------------------------------

STEP 4: ADDITIONAL SHAREHOLDER SERVICES

As a Fund shareholder, you can take advantage of the following services and privileges:

AUTOMATIC REINVESTMENT. As we explained in the "Fund Distributions and Tax Issues" section, the Fund pays out--or distributes--its net investment income and capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Fund at NAV. If you want your distributions paid in cash (via wire transfer to your bank account), you can indicate this preference on your application or notify the Transfer Agent in writing (at the address below) at least five business days before the date we determine who receives dividends.

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTENTION: ACCOUNT MAINTENANCE
P.O. BOX 15015
NEW BRUNSWICK, NJ 08906-5015

REPORTS TO SHAREHOLDERS. Every year, we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Fund. To reduce Fund expenses, we will send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your broker otherwise.

SUBACCOUNTING AND SPECIAL SERVICES. Special processing can be arranged with PMFS for corporations, banks and other institutions that wish to open multiple accounts (a master account and subaccounts). An institution that wishes to use PMFS's subaccounting facilities or other special services for individual or multiple accounts will be required to enter into a separate agreement with PMFS. Charges for these services, if any, will be determined on the basis of the level of services provided. Subaccounts can be opened at the time of an initial investment or at a later date.

HOW TO SELL YOUR SHARES

You can sell your shares of the Fund at any time, subject to certain restrictions.

     When you sell shares of the Fund--also known as redeeming shares-- the price you will receive will be the NAV next determined after the Transfer Agent receives your order to sell. Redemption requests may be made by

--------------------------------------------------------------------------------
16 PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.   TELEPHONE (800) 521-7466
--------------------------------------------------------------------------------

How to Buy and Sell
--------------------------------------------------------------------------------
Shares of the Fund
--------------------------------------------------------------------------------

telephone by calling PMFS at (800) 521-7466. When you call, you will be asked to provide your name (as an authorized person on the account), account number and personal identification number. Neither PMFS nor the Fund will be responsible for further verification of the authenticity of instructions received by telephone.

     During periods of severe market or economic conditions, telephone redemption may be difficult. In such case, you should consider sending your redemption request to PMFS by telecopy at telecopier number (732) 417-7869.

     All redemptions are paid by wire transfer of the proceeds to the U.S. commercial bank account or the Prudential Securities account designated on your account application.

     For Class A shares to be redeemed and the proceeds sent by wire transfer on the same day, telephone instructions or your written redemption request must be received by PMFS before 4:00 p.m., New York Time. Although we will wire redemption proceeds on the same day as a request received before 4:00 p.m., New York time, you should be aware that federal wire restrictions and individual bank hours of operation may restrict your access to the redemption proceeds until the following business day. Class A shares redeemed before 4:00 p.m., New York Time, are not entitled to income dividends declared on the day of the redemption.

     If you participate in the COMMAND Program or the BusinessEdge Program, you must submit your redemption request to your Prudential Securities Financial Advisor or Prusec broker, as applicable, by 2:00 p.m., New York Time, in order to have the request processed on the same day.

RESTRICTIONS ON SALES

There are certain times when you may not be able to sell shares of the Fund or when we may delay paying you the proceeds from a sale. This may happen during unusual market conditions or emergencies when the Fund can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase and Redemption of Fund Shares."

     If you are selling more than $50,000 of shares, you want the check sent to someone or some place that is not in our records, or you are a business or trust, and if you hold your shares directly with the Transfer Agent, if you may have to have the signature on your sell order guaranteed by a financial institution.

--------------------------------------------------------------------------------
                                                                              17

How to Buy and Sell
--------------------------------------------------------------------------------
Shares of the Fund
--------------------------------------------------------------------------------

     In addition, we may withhold wiring redemption proceeds if the Fund's investment adviser determines that the Fund could be adversely affected by making immediate payment, and we may take up to seven days to wire redemption proceeds.

REDEMPTION IN KIND

If the sales of Fund shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Fund's net assets, we can then give you securities from the Fund's portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.

INVOLUNTARY REDEMPTION

If you make a sale that reduces your account value to less than $100,000, we may sell the rest of your shares and close your account. We would do this to minimize the Fund's expenses paid by other shareholders. We will give you 60 days' notice, during which time you can purchase additional shares to avoid this action.

AUTOMATIC REDEMPTION FOR THE COMMAND PROGRAM OR THE BUSINESSEDGE PROGRAM

If you participate in the COMMAND Program or the BusinessEdge Program, your Fund shares will be automatically redeemed to cover any deficit in your account. The amount of the redemption will be the nearest dollar amount necessary to cover the deficit.

     The amount of the redemption will be the lesser of the total value of Fund shares held in your account or the deficit in your account. A deficit in your COMMAND Program account or BusinessEdge Program account may result from activity arising under the Program, such as debit balances incurred by the use of the Visa(R) Gold Debit Card Account (for the COMMAND Program) or the BusinessEdge Visa(R) Debit Card Account (for the BusinessEdge Program), as well as ATM transactions, cash advances and Program account checks. Your account will be automatically scanned for deficits each day and, if there is insufficient cash in your account, we will redeem an appropriate number of shares of the Fund to satisfy any remaining deficit. You are entitled to any dividends declared on the redeemed shares through the day before the redemption is made. Dividends declared on the redemption date will be

--------------------------------------------------------------------------------
18 PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.   TELEPHONE (800) 521-7466
--------------------------------------------------------------------------------

How to Buy and Sell
--------------------------------------------------------------------------------
Shares of the Fund
--------------------------------------------------------------------------------

retained by Prudential Securities or Prusec, as applicable, which has advanced monies to satisfy deficits in your account.

     Redemptions are automatically made, to the nearest dollar, on each day to satisfy account deficits or to honor your redemption requests.

MANUAL REDEMPTION FOR THE COMMAND PROGRAM OR THE BUSINESSEDGE PROGRAM.

If you participate in the COMMAND Program or the BusinessEdge Program, you may redeem your Fund shares by submitting a written request to your Prudential Securities Financial Advisor or Prusec broker, as applicable. You should not send a manual redemption request to the Fund. If you do, we will forward the request to Prudential Securities or Prusec, as appropriate, which could delay your requested redemption.

     The proceeds from a manual redemption will immediately become a free cash balance in your Program account and will be automatically invested in the money market mutual fund that you selected as the "Primary Fund" for cash sweeps in your account. Both the COMMAND Program and the BusinessEdge Program require that your written redemption request be signed by all persons in whose name Fund shares are registered, exactly as they appear on your Program account client statement. In certain situations, additional documents such as trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority may be required.

     Under the COMMAND Program, Prudential Securities has the right to terminate your Program account at any time for any reason. Likewise, under the BusinessEdge Program, Prudential Securities or Prusec, as applicable, has the right to terminate your Program account at any time for any reason. If a Program account is terminated, all shares of the Fund held in the account will be redeemed.

FREQUENT TRADING

Frequent trading of Fund shares in response to short-term fluctuations in the market--also known as "market timing"--may make it very difficult to manage the Fund's investments. When market timing occurs, the Fund may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, so the Fund's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because we cannot predict how much cash the Fund will have

--------------------------------------------------------------------------------
                                                                              19

How to Buy and Sell
--------------------------------------------------------------------------------
Shares of the Fund
--------------------------------------------------------------------------------

to invest. When, in our opinion, such activity would have a disruptive effect on portfolio management, the Fund reserves the right to refuse purchase orders and exchanges into the Fund by any person, group or commonly controlled accounts. The Fund may notify a market timer of rejection of an exchange purchase order after the day the order is placed. If the Fund allows a market timer to trade Fund shares, it may require the market timer to enter into a written agreement to follow certain procedures and limitations.

--------------------------------------------------------------------------------
20 PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.   TELEPHONE (800) 521-7466
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

The financial highlights will help you evaluate the financial performance of Class A shares of the Fund. The TOTAL RETURN in the chart represents the rate that a shareholder earned on an investment in the Fund, assuming reinvestment of all dividends and other distributions. The information is for Class A shares of the Fund for the periods indicated.

     Review this chart with the financial statements which appear in the SAI. Additional performance information is contained in the annual report, which you can receive at no charge.

     The financial highlights for the five fiscal years ended March 31, 1999 were audited by PricewaterhouseCoopers LLP, independent accountants, whose reports were unqualified.

                      [financial highlights to be inserted]
--------------------------------------------------------------------------------

                 [THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY]


--------------------------------------------------------------------------------
22 PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.   TELEPHONE (800) 521-7466
--------------------------------------------------------------------------------

                 [THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY]

--------------------------------------------------------------------------------
                                                                              23

--------------------------------------------------------------------------------
THE PRUDENTIAL MUTUAL FUND FAMILY
--------------------------------------------------------------------------------

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

STOCK FUNDS

PRUDENTIAL DISTRESSED SECURITIES FUND, INC.

PRUDENTIAL EMERGING GROWTH FUND, INC.

PRUDENTIAL EQUITY FUND, INC.

PRUDENTIAL EQUITY INCOME FUND

PRUDENTIAL INDEX SERIES FUND

   Prudential Small-Cap Index Fund
   Prudential Stock Index Fund

THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.

   Prudential Jennison Growth Fund
   Prudential Jennison Growth
      & Income Fund

PRUDENTIAL MID-CAP VALUE FUND

PRUDENTIAL REAL ESTATE SECURITIES FUND

PRUDENTIAL SMALL-CAP QUANTUM FUND, INC.

PRUDENTIAL SMALL COMPANY VALUE FUND, INC.

PRUDENTIAL TAX-MANAGED EQUITY FUND

PRUDENTIAL 20/20 FOCUS FUND

PRUDENTIAL UTILITY FUND, INC.

NICHOLAS-APPLEGATE FUND, INC.

   Nicholas-Applegate Growth Equity Fund

ASSET ALLOCATION/BALANCED FUND

PRUDENTIAL BALANCED FUND

PRUDENTIAL DIVERSIFIED FUNDS

   Conservative Growth Fund
   Moderate Growth Fund
   High Growth Fund

THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.

   Prudential Active Balanced Fund

GLOBAL FUNDS

GLOBAL STOCK FUNDS

PRUDENTIAL DEVELOPING MARKETS FUND

   Prudential Developing Markets
      Equity Fund

   Prudential Latin America Equity Fund

PRUDENTIAL EUROPE GROWTH FUND, INC.

PRUDENTIAL GLOBAL GENESIS FUND, INC.

PRUDENTIAL INDEX SERIES FUND

   Prudential Europe Index Fund
   Prudential Pacific Index Fund

PRUDENTIAL NATURAL RESOURCES
   FUND, INC.

PRUDENTIAL PACIFIC GROWTH FUND, INC.

PRUDENTIAL WORLD FUND, INC.

   Global Series
   International Stock Series

GLOBAL UTILITY FUND, INC.

GLOBAL BOND FUNDS

PRUDENTIAL GLOBAL LIMITED MATURITY FUND, INC.

   Limited Maturity Portfolio

PRUDENTIAL INTERMEDIATE GLOBAL INCOME FUND, INC.

PRUDENTIAL INTERNATIONAL BOND
   FUND, INC.

THE GLOBAL TOTAL RETURN FUND, INC.

--------------------------------------------------------------------------------
24 PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.   TELEPHONE (800) 521-7466
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE PRUDENTIAL MUTUAL FUND FAMILY
--------------------------------------------------------------------------------

BOND FUNDS

TAXABLE BOND FUNDS

PRUDENTIAL DIVERSIFIED BOND FUND, INC.

PRUDENTIAL GOVERNMENT INCOME FUND, INC.

PRUDENTIAL GOVERNMENT SECURITIES TRUST

   Short-Intermediate Term Series

PRUDENTIAL HIGH YIELD FUND, INC.

PRUDENTIAL HIGH YIELD TOTAL RETURN
   FUND, INC.

PRUDENTIAL INDEX SERIES FUND

   Prudential Bond Market Index Fund

PRUDENTIAL STRUCTURED MATURITY FUND, INC.

   Income Portfolio

TAX-EXEMPT BOND FUNDS

PRUDENTIAL CALIFORNIA MUNICIPAL FUND

   California Series
   California Income Series

PRUDENTIAL MUNICIPAL BOND FUND

   High Income Series
   Insured Series

PRUDENTIAL MUNICIPAL SERIES FUND

   Florida Series
   Massachusetts Series
   New Jersey Series
   New York Series
   North Carolina Series
   Ohio Series
   Pennsylvania Series

PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.

MONEY MARKET FUNDS

TAXABLE MONEY MARKET FUNDS

CASH ACCUMULATION TRUST

   Liquid Assets Fund
   National Money Market Fund

PRUDENTIAL GOVERNMENT SECURITIES TRUST

   Money Market Series
   U.S. Treasury Money Market Series

PRUDENTIAL SPECIAL MONEY MARKET
   FUND, INC.

   Money Market Series

PRUDENTIAL MONEYMART ASSETS, INC.

TAX-FREE MONEY MARKET FUNDS

PRUDENTIAL TAX-FREE MONEY FUND, INC.

PRUDENTIAL CALIFORNIA MUNICIPAL FUND

   California Money Market Series

PRUDENTIAL MUNICIPAL SERIES FUND

   Connecticut Money Market Series
   Massachusetts Money Market Series
   New Jersey Money Market Series
   New York Money Market Series

COMMAND FUNDS

COMMAND MONEY FUND

COMMAND GOVERNMENT FUND

COMMAND TAX-FREE FUND

INSTITUTIONAL MONEY MARKET FUNDS

PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.

   Institutional Money Market Series

--------------------------------------------------------------------------------

FOR MORE INFORMATION

--------------------------------------------------------------------------------

Please read this prospectus before you invest in the Fund and keep it for future reference. For information or shareholder questions contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
P.O. BOX 15005
NEW BRUNSWICK, NJ 08906-5005
(800) 521-7466
(732) 417-7869
  (if calling from outside the U.S.)

--------------------------------------
Outside Brokers Should Contact:

PRUDENTIAL INVESTMENT MANAGEMENT
  SERVICES LLC
P.O. BOX 15035
NEW BRUNSWICK, NJ 08906-5035
(800) 778-8769

--------------------------------------
Visit Prudential's Web Site At:

http://www.prudential.com

--------------------------------------
Additional information about the Fund can be obtained without charge and can be found in the following documents:

STATEMENT OF ADDITIONAL
  INFORMATION (SAI)
  (incorporated by reference into
  this prospectus)

ANNUAL REPORT

SEMI-ANNUAL REPORT

MF137A

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:

By Mail:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-6009

  (The SEC charges a fee to copy documents.)
In Person:
Public Reference Room in Washington, DC

  (For hours of operation, call 1(800) SEC-0330)

Via the Internet: http://www.sec.gov

--------------------------------------
CUSIP Numbers:
Class A Shares--744350-10-9
Investment Company Act File No:
811-5336

FUND TYPE:

-----------------------------
Money market

INVESTMENT OBJECTIVE:

-----------------------------
High current income
consistent with the preservation of
principal and liquidity

PRUDENTIAL INSTITUTIONAL
LIQUIDITY PORTFOLIO, INC.

------------------------------------------------------------
INSTITUTIONAL MONEY MARKET SERIES
  (CLASS I SHARES)

PROSPECTUS: MAY __, 1999

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's shares, nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------

1    Risk/Return Summary

1    Investment Objective and Principal Strategies
1    Principal Risks
2    Evaluating Performance
4    Fees and Expenses

6    How the Fund Invests
6    Investment Objective and Policies
7    Other Investments
8    Additional Strategies
9    Investment Risks

11   How the Fund is Managed
11   Manager
11   Investment Adviser
11   Distributor
12   Year 2000 Readiness Disclosure

13   Fund Distributions and Tax Issues
13   Distributions
13   Tax Issues

15   How to Buy and Sell Shares of the Fund
15   How to Buy Shares
17   How to Sell Your Shares

     Financial Highlights
     Class I Shares

22   The Prudential Mutual Fund Family

     For More Information (Back Cover)

--------------------------------------------------------------------------------
 PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.   TELEPHONE (800) 521-7466
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Risk/Return Summary
--------------------------------------------------------------------------------

This section highlights key information about PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO-INSTITUTIONAL MONEY MARKET SERIES, which we refer to as "the Fund." The Fund offers Class A shares and Class I shares. This prospectus relates only to Class I shares. Additional information follows this summary.

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

--------------------------------------------------
MONEY MARKET FUNDS

Money market funds--which hold high-quality short-term debt obligations--provide investors with a lower risk, highly liquid investment option. These funds attempt to maintain a net asset value of $1 per share, although there can be no guarantee that they will always be able to do so.

--------------------------------------------------

Our investment objective is HIGH CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF PRINCIPAL AND LIQUIDITY. To achieve this objective we invest at least 80% of the Fund's assets in dollar-denominated commercial paper, asset-backed securities, obligations of financial institutions and other high-quality money market instruments with remaining maturities of 13 months or less. Some of the money market instruments we may purchase are issued by foreign companies and banks. While we make every effort to achieve our investment objective and maintain a net asset value of $1 per share, we can't guarantee success. To date, the Fund's net asset value has never deviated from $1 per share.

PRINCIPAL RISKS

Although we look to invest wisely, all investments involve risk. The money market securities in which the Fund invests are generally subject to the risk that the issuer of a particular security may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because interest rates change or investors lose confidence in the ability of issuers in general to pay back their debt. The Fund's investments in foreign securities involve certain additional risks. For example, foreign banks and companies generally are not subject to regulatory requirements comparable to those applicable to U.S. banks and companies. In addition, political developments and changes in currency rates may adversely affect the value of the Fund's foreign securities. In all cases, however, we invest only in U.S. dollar-denominated securities. Although investments in mutual funds involve risk, investing in money market portfolios like the Fund is generally less risky than investments in other types of funds. This is because the Fund invests only in high-quality securities with remaining maturities of 13 months or less and limits

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Risk/Return Summary
--------------------------------------------------------------------------------

the average maturity of the portfolio to 90 days or less. To satisfy the average maturity and maximum maturity requirements, securities with demand features are treated as maturing on the date that the Fund can demand repayment of the security.

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

EVALUATING PERFORMANCE

A number of factors--including risk--can affect how the Fund performs. The following bar chart and tables show the Fund's performance for each full calendar year of operation. They demonstrate the risk of investing in the Fund and how returns can change. The tables also compare the Fund's performance to the performance of taxable money market indices. Past performance does not mean that the Fund will achieve similar results in the future. For current yield information, you can call us at (800) 521-7466.

[GRAPHICAL REPRESENTATION OF CHART]

------------------------------------------
  ANNUAL RETURNS(1) (CLASS I SHARES)
--------------------------------------------------------------------------------
   1998

  BEST QUARTER:   % (   quarter of 19 )    WORST QUARTER:   % (  quarter of 19 )
--------------------------------------------------------------------------------

1 THE FUND'S RETURNS ARE AFTER DEDUCTION OF EXPENSES. THE TOTAL RETURN OF THE CLASS A SHARES FROM 1-1-99 TO 3-31-99 WAS %.

--------------------------------------------------------------------------------
2 PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.   TELEPHONE (800) 521-7466
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Risk/Return Summary
--------------------------------------------------------------------------------

------------------------------------------------
   AVERAGE ANNUAL RETURNS(1) (AS OF 12/31/98)
--------------------------------------------------------------------------------
                         1 YEAR                               SINCE INCEPTION

  Class I shares              %                             % (since 7-9-97)

  Lipper
    Average(2)            4.84%                                            N/A

------------------------------------------------
  7-DAY YIELD(1) (AS OF  12/31/98)
--------------------------------------------------------------------------------
  Class I shares                           %
  IBC Average(3)                           %

1    THE FUND'S RETURNS AND YIELD ARE AFTER DEDUCTION OF EXPENSES.

2 THE LIPPER AVERAGE IS BASED UPON THE AVERAGE RETURN OF ALL MUTUAL FUNDS IN THE U.S. TAXABLE MONEY MARKET FUNDS CATEGORY. THE LIPPER RETURN SINCE THE INCEPTION OF CLASS I SHARES IS %.

3 THE IBC AVERAGE IS BASED UPON THE AVERAGE YIELD OF ALL MUTUAL FUNDS IN THE INTERNATIONAL BUSINESS COMMUNICATIONS FINANCIAL DATA ALL TAXABLE MONEY MARKET FUND CATEGORY.

FEES AND EXPENSES

These tables show the fees and expenses that you may pay if you buy and hold shares of the Fund.

-------------------------------------------------------
  SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                                            CLASS I

  Maximum sales charge (load)                                None
    imposed on purchases (as a percentage of offering price)

  Maximum deferred sales charge (load) (as a                 None
    percentage of the lower of original purchase price or sale proceeds)

  Maximum sales charge (load)                                None
    imposed on reinvested dividends
    and other distributions

  Redemption fees                                            None

  Exchange fee                                               None

  Corporate COMMAND Program annual fee                        $125(1)

  BusinessEdge Program annual fee                             $185(1)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Risk/Return Summary
--------------------------------------------------------------------------------


-------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                          CLASS I

  Management fees                                            .20%
  + Distribution and service (12b-1) fees                    None
  + Other  expenses                                          .09%
  = Total annual Fund operating expenses                     .29%
  - Fee waiver or expense reimbursement(2)                   .14%
  = Net annual Fund operating expenses                       .15%

1 THE ANNUAL PROGRAM FEE AS A PERCENTAGE OF AVERAGE NET ASSETS IS CALCULATED BY DIVIDING $125 (THE TOTAL FEE FOR THE COMMAND PROGRAM) OR $185 (THE TOTAL FOR THE BUSINESSEDGE PROGRAM), RESPECTIVELY, BY THE AVERAGE ACCOUNT SIZE IN THE FUND. THE ANNUAL PROGRAM FEE IS NOT PRORATED FOR PURPOSES OF THIS CALCULATION TO GIVE EFFECT TO COMMAND PROGRAM OR BUSINESSEDGE PROGRAM PARTICIPANTS WHO ALSO OWN SHARES IN OR SUBSCRIBE TO VARIOUS SERVICES OFFERED BY THE RESPECTIVE PROGRAMS. A MAJOR PORTION OF THE ANNUAL PROGRAM FEE IS NOT ATTRIBUTABLE TO THE FUND, BUT RATHER TO NONFUND SERVICES PROVIDED BY THE PROGRAM.

2 FOR THE FISCAL YEAR ENDING MARCH 31, 2000, THE MANAGER OF THE FUND HAS CONTRACTUALLY AGREED TO WAIVE A PORTION OF ITS FEES AND REIMBURSE THE FUND FOR OPERATING EXPENSES IN THE TOTAL AMOUNT OF .14% OF THE AVERAGE DAILY NET ASSETS OF CLASS I SHARES.

EXAMPLE

This example will help you compare the fees and expenses of the Fund's different share classes and the cost of investing in the Fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------
                             1 YR         3 YRS         5 YRS       10 YRS
  Class I shares(1)         $            $             $           $

1 THE EXAMPLE REFLECTS THE AGREEMENT OF THE MANAGER TO WAIVE A PORTION OF ITS FEES AND TO REIMBURSE CERTAIN OPERATING EXPENSES OF CLASS I SHARES FOR THE FISCAL YEAR ENDING MARCH 31, 2000. THE MANAGER HAS NOT ADVISED THE FUND OF ITS INTENTION TO DISCONTINUE THE WAIVER AND/OR REIMBURSEMENT FOR SUBSEQUENT FISCAL YEARS.

--------------------------------------------------------------------------------
4  PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.   TELEPHONE (800) 521-7466
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

--------------------------------------------------------------------------------
How the Fund Invests
--------------------------------------------------------------------------------

Investment Objective and Policies

The Fund's investment objective is HIGH CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF PRINCIPAL AND LIQUIDITY. While we make every effort to achieve our objective, we can't guarantee success.

     The Fund invests in high-quality money market instruments to try to provide investors with current income while maintaining a stable net asset value of $1 per share. We manage the Fund to comply with specific rules designed for money market mutual funds. We will purchase obligations such as commercial paper, asset-backed securities, certificates of deposit, time deposits of banks, bankers' acceptances, bank notes, funding agreements and other obligations of both banks and corporations. These obligations must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations (NRSROs), such as Moody's Investors Service (rated at least Aa or Prime-2), Standard & Poor's Ratings Group (rated at least AA or A-2) and Fitch IBCA (rated at least F2) or, if unrated, of comparable quality. We may also purchase securities of the U.S. Government and its agencies. There is no limitation as to the amount of assets we can invest in the securities of foreign companies and banks. All securities that we purchase will be denominated in U.S. dollars.

     COMMERCIAL PAPER is short-term debt obligations of banks, corporations and other borrowers. The obligations are usually issued by financially strong businesses and often include a line of credit to protect purchasers of the obligations. An ASSET-BACKED SECURITY is a loan or note that pays interest based upon the cash flow of a pool of assets, such as mortgages, loans and credit card receivables. FUNDING AGREEMENTS are contracts issued by insurance companies that guarantee a return of principal, plus some amount of interest. When purchased by money market funds, funding agreements will typically be short-term and will provide an adjustable rate of interest. CERTIFICATES OF DEPOSIT, TIME DEPOSITS, BANKERS' ACCEPTANCES and BANK NOTES are obligations issued by or through a bank. These instruments depend upon the strength of the bank involved in the borrowing to give investors comfort that the borrowing will be repaid when promised.

     DEBT OBLIGATIONS in general, including those listed above and any others that we may purchase, are basically written promises to repay a debt. Among the various types of debt securities we may purchase, the terms of repayment may vary, as may the commitment of other parties to honor the obligations of the issuer of the security. We may purchase securities that include DEMAND FEATURES, which allow us to demand repayment of a debt obligation before the

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
How the Fund Invests
--------------------------------------------------------------------------------

obligation is due or "matures." This means that we can purchase longer-term securities because of our expectation that we can demand repayment of the obligation at an agreed-upon price within a relatively short period of time. This procedure follows the rules applicable to money market funds.

     Any of the money market instruments that the Fund may purchase may be accompanied with the right to resell the instrument prior to the instrument's maturity. In addition, we may separately purchase rights to resell these instruments. These rights are referred to as "PUTS." The purchase of instruments with puts or puts standing alone allows the Fund to sell the security when the investment adviser believes it is appropriate to do so to honor redemption requests or to buy more attractive securities.

     The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing the operation of money market funds.

     For more information, see "Investment Risks" and the Statement of Additional Information, "Description of the Fund, its Investments and Risks." The Statement of Additional Information--which we refer to as the SAI--contains additional information about the Fund. To obtain a copy, see the back cover of this prospectus.

     Our investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of the Fund can change investment policies that are not fundamental.

OTHER INVESTMENTS

In addition to the principal strategies discussed above, we may also use the following investments to increase the Fund's returns or protect its assets if market conditions warrant.

     The Fund may also invest in DEBT OBLIGATIONS ISSUED BY THE U.S. TREASURY. Treasury securities have different interest rates and maturities, but they are all backed by the full faith and credit of the U.S. Government.

     Treasury debt obligations are sometimes "stripped" into their component parts--the Treasury's obligation to make periodic interest payments and its obligation to repay the amount borrowed. These STRIPPED SECURITIES are sold to investors separately. Stripped securities do not make periodic interest payments. They are typically sold at a discount and then redeemed for their face value on their maturity dates. These securities increase in value when interest rates fall and lose value when interest rates rise. However, the value of stripped

--------------------------------------------------------------------------------
6  PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.   TELEPHONE (800) 521-7466
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
How the Fund Invests
--------------------------------------------------------------------------------

securities generally fluctuates more in response to interest rate movements than the value of traditional debt securities. The Fund may try to earn money by buying stripped securities at a discount and either selling them after they increase in value or holding them until they mature.

     The Fund may also invest in other DEBT OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT and government-related entities. Some of these debt securities are backed by the full faith and credit of the U.S. Government, like obligations of the Government National Mortgage Association (GNMA or "Ginnie Mae"). Debt securities issued by other government entities, like obligations of the Federal National Mortgage Association (FNMA or "Fannie Mae") and the Student Loan Marketing Association (SLMA or "Sallie Mae"), are not backed by the full faith and credit of the U.S. Government. However, these issuers have the right to borrow from the U.S. Treasury to meet their obligations. The debt securities of other issuers, like the Farm Credit System, depend entirely upon their own resources to repay their debt.

     The Fund may also use REPURCHASE AGREEMENTS, where a party agrees to sell a security to the Fund and then repurchase it at an agreed-upon price at a stated time. These transactions constitute short-term cash loans by the Fund to financial institutions. This creates a fixed return for the Fund.

ADDITIONAL STRATEGIES

The Fund may use REVERSE REPURCHASE AGREEMENTS, where we borrow money on a temporary basis by selling a security with an obligation to repurchase it at an agreed-upon price and time. The Fund's use of reverse repurchase agreements is limited to 15% of the value of its total assets.

     The Fund may also purchase money market obligations on a "WHEN-ISSUED" or "DELAYED-DELIVERY" basis. When the Fund makes this type of purchase, the price and interest rate are fixed at the time of purchase, but delivery and payment for the obligations take place at a later time. The Fund does not earn interest income until the date the obligations are delivered.

     The Fund may purchase FLOATING RATE and VARIABLE RATE securities. These securities pay interest at rates that change periodically to reflect changes in market interest rates. Because these securities adjust the interest they pay, they may be beneficial when interest rates are rising because of the additional return the Fund will receive, and they may be detrimental when interest rates are falling because of the reduction in interest payments to the Fund.

     The Fund intends to purchase investment securities jointly with certain other mutual funds. Our ability to engage in joint investment is subject to

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
How the Fund Invests
--------------------------------------------------------------------------------

conditions imposed by an order of the Securities and Exchange Commission. Joint investment can allow the Fund to achieve better investment performance because of reduced transaction costs and greater investment leverage.

     The Fund also follows certain policies when it BORROWS MONEY (the Fund may borrow up to 15% of the value of its net assets); LENDS ITS SECURITIES to others (the Fund may lend up to 15% of its total assets, including collateral received in the transaction); and HOLDS ILLIQUID SECURITIES (the Fund may hold up to 10% of its net assets in illiquid securities, including securities with legal or contractual restrictions, those without a readily available market, privately placed commercial paper and repurchase agreements with maturities longer than seven days). The Fund is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

INVESTMENT RISKS

As noted, all investments involve risk, and investing in the Fund is no exception. The Fund's investments in money market instruments involve both credit risk--the possibility that the issuer of a particular security will default, and market risk--the risk that an instrument will lose value because interest rates change or investors lose confidence in the ability of issuers in general to pay back their debt. To limit these risks, we invest only in high-quality securities with remaining maturities of no more than 13 months.

     Foreign securities (that is, securities of non-U.S.-based issuers) and foreign markets involve additional risk. Foreign laws and accounting standards typically are not as strict as they are in the U.S. Foreign fixed-income and currency markets may be less stable than U.S. markets. Changes in the exchange rates of foreign currencies can affect the value of foreign assets. There is a risk that foreign companies and governments, just as is the case in the U.S., will not be prepared to handle issues that will arise when we reach the year 2000 if their computer systems cannot differentiate the year 2000 from the year 1900.

--------------------------------------------------------------------------------
8  PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.   TELEPHONE (800) 521-7466
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
How the Fund Invests
--------------------------------------------------------------------------------

This chart outlines the key risks and potential rewards of the principal strategies and certain other investments of the Fund. See, too, "Description of the Fund, Its Investments and Risks" in the SAI.


------------------------------
  INVESTMENT TYPE             -------------------------------------------------------
  % OF FUND'S TOTAL ASSETS      RISKS                       POTENTIAL REWARDS
-------------------------------------------------------------------------------------
                             o    Credit risk--the       o    Regular interest income
  HIGH-QUALITY MONEY MARKET       risk that default
  OBLIGATIONS OF ALL TYPES        of an issuer would     o    May be more secure
                                  leave the Fund with         than stock and
  UP TO 100%                      unpaid interest or          equity securities
                                  principal                   since companies must
                                                              pay their debts
                             o    Market risk--the            before they pay
                                  risk that bonds and         dividends
                                  other debt
                                  instruments may
                                  lose value because
                                  interest rates
                                  change or there is
                                  a lack of
                                  confidence in a
                                  group of borrowers
                                  or an industry

------------------------------------------------------------------------------------
                             o    Foreign markets,       o    Investors may
  MONEY MARKET OBLIGATIONS        economies and               realize higher
  OF FOREIGN ISSUERS              political systems           returns based
  (DOLLAR-DENOMINATED)            may not be as               upon higher interest
                                  stable as those in          rates paid on
  UP TO 100%                      the U.S.                    foreign investments

                             o    Differences in         o    Increased
                                  foreign laws,               diversification
                                  accounting                  by expanding the
                                  standards, public           allowable choices of
                                  information and             high-quality debt
                                  custody and                 securities.
                                  settlement practices

                             o    Year 2000
                                  conversion may be
                                  more of a problem
                                  for some foreign
                                  issuers

------------------------------------------------------------------------------------
                             o    May be difficult to    o    May offer a more
  ILLIQUID SECURITIES             value precisely             attractive yield
                                                              than more widely
                             o    May be difficult to         traded securities
  UP TO 10% OF NET ASSETS         sell at the time or
                                  price desired

------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                               9

--------------------------------------------------------------------------------
How the Fund is Managed
--------------------------------------------------------------------------------

BOARD OF DIRECTORS

The Board of Directors oversees the actions of the Manager, investment adviser and Distributor and decides on general policies. The Board also oversees the Fund's officers who conduct and supervise the daily business operations of the Fund.

MANAGER
PRUDENTIAL INVESTMENTS FUND MANAGEMENT LLC (PIFM)
GATEWAY CENTER THREE, 100 MULBERRY STREET
NEWARK, NEW JERSEY 07102-4077

     Under a management agreement with the Fund, PIFM manages the Fund's investment operations and administers its business affairs. For the fiscal year ended March 31, 1999, the Fund paid PIFM management fees of .15% of the Fund's average net assets.

     As of March 31, 1999, PIFM served as the Manager to all of the Prudential Mutual Funds, and as Manager or administrator to closed-end investment companies, with aggregate assets of approximately $ billion.

INVESTMENT ADVISER

The Prudential Investment Corporation, called Prudential Investments, is the Fund's investment adviser. Its address is Prudential Plaza, 751 Broad Street, Newark, NJ 07102. PIFM has responsibility for all investment advisory services, supervises Prudential Investments and reimburses Prudential Investments for its reasonable costs and expenses.

     Prudential Investments Fixed Income Group is organized into teams that specialize by sector. The Fixed Income Investment Policy Committee, which is comprised of senior investment staff from each sector team, provides guidance to the teams regarding duration risk, asset allocations and general risk parameters. Portfolio managers contribute bottom up security selection within those guidelines.

DISTRIBUTOR

Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund.

--------------------------------------------------------------------------------
10 PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.   TELEPHONE (800) 521-7466
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
How the Fund is Managed
--------------------------------------------------------------------------------

YEAR 2000 READINESS DISCLOSURE

The services provided to the Fund and the shareholders by the Manager, the Distributor, the Transfer Agent and the Custodian depend on the smooth functioning of their computer systems and those of outside service providers. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. Such event could have a negative impact on handling securities trades, payments of interest and dividends, pricing and account services. Although, at this time, there can be no assurance that there will be no adverse impact on the Fund, the Manager, the Distributor, the Transfer Agent and the Custodian have advised the Fund that they have been actively working on necessary changes to their computer systems to prepare for the year 2000. The Fund and its Board receive, and have received, since early 1998, satisfactory quarterly reports from the principal service providers as to their preparations for year 2000 readiness, although there can be no assurance that the service providers (or other securities market participants) will successfully complete the necessary changes in a timely manner. Moreover, the Fund at this time has not considered retaining alternative service providers or directly undertaken efforts to achieve year 2000 readiness, the latter of which would involve substantial expense without an assurance of success.

     Additionally, issuers of securities generally, as well as those purchased by the Fund, may confront year 2000 compliance issues which, if material and not resolved, could have an adverse impact on securities markets and/or a specific issuer's performance and could result in a decline in the value of the securities held by the Fund.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Fund Distributions and Tax Issues
--------------------------------------------------------------------------------

Investors who buy shares of the Fund should be aware of some important tax issues. For example, the Fund distributes DIVIDENDS of ordinary income and any realized net CAPITAL GAINS to shareholders. These distributions are subject to taxes, unless you hold your shares in a 401(k) plan, an Individual Retirement Account (IRA), or some other qualified tax-deferred plan or account.

     The following briefly discusses some of the important tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

DISTRIBUTIONS

The Fund distributes DIVIDENDS of any net investment income to shareholders every month. The dividends you receive from the Fund will be taxed as ORDINARY INCOME, whether or not they are reinvested in the Fund.

     Although the Fund is not likely to realize capital gains because of the types of securities we purchase, any realized net CAPITAL GAINS will be paid to shareholders (typically once a year). Capital gains are generated when the Fund sells assets for a profit.

     For your convenience, Fund distributions of dividends and capital gains are automatically reinvested in the Fund. If you ask us to pay the distributions in cash, we will send you a check instead of purchasing more shares of the Fund. Either way, the distributions are subject to taxes, unless your shares are held in a qualified tax-deferred plan or account. For more information about automatic reinvestment and other shareholder services, see "How to Buy, Sell and Exchange Shares of the Fund--How To Buy Shares" at STEP 4: Additional Shareholder Services.

TAX ISSUES

FORM 1099

Every year, you will receive a Form 1099, which reports the amount of dividends and capital gains we distributed to you during the prior year. If you own shares of the Fund as part of a qualified tax-deferred plan or account, your taxes are deferred, so you will not receive a Form 1099. However, you will receive a Form 1099 when you take any distributions from your qualified tax-deferred plan or account.

     Fund distributions are generally taxable in the year they are received, except where we declare certain dividends in December of a calendar year but actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid on December 31 of the prior year.


--------------------------------------------------------------------------------
12 PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.   TELEPHONE (800) 521-7466
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Fund Distributions and Tax Issues
--------------------------------------------------------------------------------

WITHHOLDING TAXES

If federal law requires you to provide the Fund with your tax identification number and certifications as to your tax status, and you fail to do so, or if you are otherwise subject to back-up withholding, we will withhold and pay to the U.S. Treasury 31% of your distributions. Dividends of net investment income and short-term capital gains paid to a nonresident foreign shareholder generally will be subject to a U.S. withholding tax of 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.

--------------------------------------------------------------------------------
                                                                              13

How to Buy and Sell
--------------------------------------------------------------------------------
Shares of the Fund
--------------------------------------------------------------------------------

HOW TO BUY SHARES

STEP 1: OPEN AN ACCOUNT

If you don't have an account with us or a securities firm that is permitted to buy or sell shares of the Fund for you, call Prudential Mutual Fund Services LLC
(PMFS), the Fund's Transfer Agent, at (800) 521-7466 or contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INVESTMENT SERVICES
P.O. BOX 15020
NEW BRUNSWICK, NJ 08906-5020

     After you have established an account, all purchases of Class I shares must be made via wire transfer of funds to State Street Bank and Trust Company, Boston, Massachusetts, the Fund's custodian. We have the right to reject any purchase order (including an exchange into the Fund) or suspend or modify the Fund's sale of its shares.

STEP 2: CHOOSE A SHARE CLASS

The Fund offers Class A and Class I shares. Except as noted below, the minimum initial investment for Class I shares is $5 million and the minimum subsequent investment is $10,000. This prospectus only describes how you can buy and sell Class I shares of the Fund. For purposes of the minimum initial and subsequent investment requirements, a master account and its subaccounts, as well as related institutional accounts (that is, accounts of shareholders with a common institutional or corporate parent), may be combined.

PURCHASES THROUGH THE COMMAND PROGRAM OR THE BUSINESSEDGE PROGRAM

Class I shares of the Fund are available to shareholders who meet the minimum investment requirements and participate in either the corporate COMMAND(SM) Account Program (the COMMAND Program), which is available through Prudential Securities Incorporated (Prudential Securities), or the Prudential BusinessEdge(SM) Account Program (the BusinessEdge Program), which is available either through Prudential Securities or Pruco Securities Corporation (Prusec).

     If you participate in the COMMAND Program or the BusinessEdge Program, your purchase of Class I shares must be made through your Prudential Securities Financial Advisor or your Prusec broker, as applicable.

--------------------------------------------------------------------------------
14 PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.   TELEPHONE (800) 521-7466
--------------------------------------------------------------------------------

How to Buy and Sell
--------------------------------------------------------------------------------
Shares of the Fund
--------------------------------------------------------------------------------

STEP 3: UNDERSTANDING THE PRICE YOU'LL PAY

When you invest in a mutual fund, you buy shares of the Fund. Shares of a money market mutual fund, like the Fund, are priced differently than shares of common stock and other securities.

     The price you pay for each share of the Fund is based on the share value. The share value of a mutual fund--known as the NET ASSET VALUE or NAV--is determined by a simple calculation: it's the total value of the Fund (assets minus liabilities) divided by the total number of shares outstanding. In determining NAV, the Fund values its securities using the amortized cost method. The Fund seeks to maintain an NAV of $1 per share at all times.

     We determine the NAV of our shares once each business day at 4:00 p.m., New York Time on days that the New York Stock Exchange is open for trading. We do not determine NAV on days when we have not received any orders to purchase, sell, or exchange or when changes in the value of the Fund's portfolio do not affect the NAV.

     If your purchase order for Class I shares is received by PMFS by calling
(800) 521-7466 before 4:00 p.m., New York Time and federal funds are received by the Custodian by wire transfer on the same business day, your purchase order becomes effective as of 4:00 p.m., New York Time, and the shares you purchase are entitled to dividend income earned on that day. Telephone calls to PMFS will be recorded. In order to make investments that will generate income immediately, the Fund must have federal funds available to it. Therefore, you are urged to wire funds to the Custodian via the Federal Reserve Wire System as early in the day as possible.

     If you participate in the COMMAND Program or the BusinessEdge Program, you must submit your purchase order to your Prudential Securities Financial Advisor or Prusec broker, as applicable, by 2:00 p.m., New York Time. The Prudential Securities Financial Advisor or Prusec broker will submit your order to the Fund for Class I shares and will arrange for the transfer of federal funds from your Program account to the Custodian. If your purchase order is received by 2:00 p.m., New York Time, the shares you purchase are entitled to dividend income earned on that day.

--------------------------------------------------------------------------------

How to Buy and Sell
--------------------------------------------------------------------------------
Shares of the Fund
--------------------------------------------------------------------------------


STEP 4: ADDITIONAL SHAREHOLDER SERVICES

As a Fund shareholder, you can take advantage of the following services and privileges:

AUTOMATIC REINVESTMENT. As we explained in the "Fund Distributions and Tax Issues" section, the Fund pays out--or distributes--its net investment income and capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Fund at NAV. If you want your distributions paid in cash (via wire transfer to your bank account), you can indicate this preference on your application or notify the Transfer Agent in writing (at the address below) at least five business days before the date we determine who receives dividends.

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTENTION: ACCOUNT MAINTENANCE
P.O. BOX 15015
NEW BRUNSWICK, NJ 08906-5015

REPORTS TO SHAREHOLDERS. Every year, we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Fund. To reduce Fund expenses, we will send one annual Shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your broker otherwise.

SUBACCOUNTING AND SPECIAL SERVICES. Special processing can be arranged with PMFS for corporations, banks and other institutions that wish to open multiple accounts (a master account and subaccounts). An institution that wishes to use PMFS's subaccounting facilities or other special services for individual or multiple accounts will be required to enter into a separate agreement with PMFS. Charges for these services, if any, will be determined on the basis of the level of services provided. Subaccounts can be opened at the time of an initial investment or at a later date.

HOW TO SELL YOUR SHARES

You can sell your shares of the Fund at any time, subject to certain restrictions.

     When you sell shares of the Fund--also known as redeeming shares-- the price you will receive will be the NAV next determined after the Transfer Agent receives your order to sell. Redemption requests may be made by

--------------------------------------------------------------------------------
16 PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.   TELEPHONE (800) 521-7466
--------------------------------------------------------------------------------

How to Buy and Sell
--------------------------------------------------------------------------------
Shares of the Fund
--------------------------------------------------------------------------------


telephone by calling PMFS at (800) 521-7466. When you call, you will be asked to provide your name (as an authorized person on the account), account number and personal identification number. Neither PMFS nor the Fund will be responsible for further verification of the authenticity of instructions received by telephone.

     During periods of severe market or economic conditions, telephone redemption may be difficult. In such case, you should consider sending your redemption request to PMFS by telecopy at telecopier number (732) 417-7869.

     All redemptions are paid by wire transfer of the proceeds to the U.S. commercial bank account or the Prudential Securities account designated on your account application.

     For Class I shares to be redeemed and the proceeds sent by wire transfer on the same day, telephone instructions or your written redemption request must be received by PMFS before 4:00 p.m., New York Time. Although we will wire redemption proceeds on the same day as a request received before 4:00 p.m., New York Time, you should be aware that federal wire restrictions and individual bank hours of operation may restrict your access to the redemption proceeds until the following business day. Class I shares redeemed before 4:00 p.m., New York Time, are not entitled to income dividends declared on the day of the redemption.

     If you participate in the COMMAND Program or the BusinessEdge Program, you must submit your redemption request to your Prudential Securities Financial Advisor or Prusec broker, as applicable, by 2:00 p.m., New York Time, in order to have the request processed on the same day.

RESTRICTIONS ON SALES

There are certain times when you may not be able to sell shares of the Fund or when we may delay paying you the proceeds from a sale. This may happen during unusual market conditions or emergencies when the Fund can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase and Redemption of Fund Shares."

     If you are selling more than $50,000 of shares, if you want the check sent to someone or some place that is not in our records, or you are a business or trust, and if you hold your shares directly with the Transfer Agent, you may have to have the signature on your sell order guaranteed by a financial institution.

--------------------------------------------------------------------------------

How to Buy and Sell
--------------------------------------------------------------------------------
Shares of the Fund
--------------------------------------------------------------------------------


     In addition, we may withhold wiring redemption proceeds if the Fund's investment adviser determines that the Fund could be adversely affected by making immediate payment, and we may take up to seven days to wire redemption proceeds.

REDEMPTION IN KIND

If the sales of Fund shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Fund's net assets, we can then give you securities from the Fund's portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.

INVOLUNTARY REDEMPTION

If you make a sale that reduces your account to less than $5 million, we may sell the rest of your shares and close your account. We do this to minimize the Fund's expenses paid by other shareholders. We will give you 60 days' notice, during which time you can purchase additional shares to avoid this action.

AUTOMATIC REDEMPTION FOR THE COMMAND PROGRAM OR THE BUSINESSEDGE PROGRAM

If you participate in the COMMAND Program or the BusinessEdge Program, your Fund shares will be automatically redeemed to cover any deficit in your account. The amount of the redemption will be the nearest dollar amount necessary to cover the deficit.

     The amount of the redemption will be the lesser of the total value of Fund shares held in your account or the deficit in your account. A deficit in your COMMAND Program account or BusinessEdge Program account may result from activity arising under the Program, such as debit balances incurred by the use of the Visa(R) Gold Debit Card Account (for the COMMAND Program) or the BusinessEdge Visa(R) Debit Card Account (for the BusinessEdge Program), as well as ATM transactions, cash advances and Program account checks. Your account will be automatically scanned for deficits each day and, if there is insufficient cash in your account, we will redeem an appropriate number of shares of the Fund to satisfy any remaining deficit. You are entitled to any dividends declared on the redeemed shares through the day before the redemption is made. Dividends declared on the redemption date will be retained by Prudential Securities or Prusec, as applicable, which has advanced monies to satisfy deficits in your account.

     Redemptions are automatically made, to the nearest dollar, on each day to satisfy account deficits or to honor your redemption requests.

--------------------------------------------------------------------------------
18 PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.   TELEPHONE (800) 521-7466
--------------------------------------------------------------------------------

How to Buy and Sell
--------------------------------------------------------------------------------
Shares of the Fund
--------------------------------------------------------------------------------

MANUAL REDEMPTION FOR THE COMMAND PROGRAM OR
THE BUSINESSEDGE PROGRAM

If you participate in the COMMAND Program or the BusinessEdge Program, you may redeem your Fund shares by submitting a written request to your Prudential Securities Financial Advisor or Prusec broker, as applicable. You should not send a manual redemption request to the Fund. If you do, we will forward the request to Prudential Securities or Prusec, as appropriate, which could delay your requested redemption.

     The proceeds from a manual redemption will immediately become a free cash balance in your Program account and will be automatically invested in the money market mutual fund that you selected as the "Primary Fund" for cash sweeps in your account. Both the COMMAND Program and the BusinessEdge Program require that your written redemption request be signed by all persons in whose name Fund shares are registered, exactly as they appear on your Program account client statement. In certain situations, additional documents such as trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority may be required.

     Under the COMMAND Program, Prudential Securities has the right to terminate your Program account at any time for any reason. Likewise, under the BusinessEdge Program, Prudential Securities or Prusec, as applicable, has the right to terminate your Program account at any time for any reason. If a Program account is terminated, all shares of the Fund held in the account will be redeemed.

FREQUENT TRADING

Frequent trading of Fund shares in response to short-term fluctuations in the market--also known as "market timing"--may make it very difficult to manage the Fund's investments. When market timing occurs, the Fund may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, so the Fund's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because we cannot predict how much cash the Fund will have to invest. When, in our opinion, such activity would have a disruptive effect on portfolio management, the Fund reserves the right to refuse purchase orders and exchanges into the Fund by any person, group or commonly controlled accounts. The Fund may notify a market timer of rejection of an exchange purchase order after the day the order is placed. If the Fund allows a market timer to trade Fund shares, it may require the market timer to enter into a written agreement to follow certain procedures and limitations.

--------------------------------------------------------------------------------
                                                                              19

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

The financial highlights will help you evaluate the financial performance of Class I shares of the Fund. The TOTAL RETURN in the chart represents the rate that a shareholder earned on an investment in the Fund, assuming reinvestment of all dividends and other distributions. The information is for Class I shares of the Fund for the periods indicated.

     Review each chart with the financial statements which appear in the SAI. Additional performance information is contained in the annual report, which you can receive at no charge.

     The financial highlights for the two fiscal years ended March 31, 1999 were audited by PricewaterhouseCoopers LLP, independent accountants, whose reports were unqualified.

                      [financial highlights to be inserted]


--------------------------------------------------------------------------------
20 PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.   TELEPHONE (800) 521-7466
--------------------------------------------------------------------------------

                 [THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY]

--------------------------------------------------------------------------------
                                                                              21

--------------------------------------------------------------------------------
THE PRUDENTIAL MUTUAL FUND FAMILY
--------------------------------------------------------------------------------

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

STOCK FUNDS

PRUDENTIAL DISTRESSED SECURITIES FUND, INC.

PRUDENTIAL EMERGING GROWTH FUND, INC.

PRUDENTIAL EQUITY FUND, INC.

PRUDENTIAL EQUITY INCOME FUND

PRUDENTIAL INDEX SERIES FUND

   Prudential Small-Cap Index Fund
   Prudential Stock Index Fund

THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.

   Prudential Jennison Growth Fund
   Prudential Jennison Growth
      & Income Fund

PRUDENTIAL MID-CAP VALUE FUND

PRUDENTIAL REAL ESTATE SECURITIES FUND

PRUDENTIAL SMALL-CAP QUANTUM FUND, INC.

PRUDENTIAL SMALL COMPANY VALUE FUND, INC.

PRUDENTIAL TAX-MANAGED EQUITY FUND

PRUDENTIAL 20/20 FOCUS FUND

PRUDENTIAL UTILITY FUND, INC.

NICHOLAS-APPLEGATE FUND, INC.

   Nicholas-Applegate Growth Equity Fund

ASSET ALLOCATION/BALANCED FUND

PRUDENTIAL BALANCED FUND

PRUDENTIAL DIVERSIFIED FUNDS

   Conservative Growth Fund
   Moderate Growth Fund
   High Growth Fund

THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.

   Prudential Active Balanced Fund

GLOBAL FUNDS

GLOBAL STOCK FUNDS

PRUDENTIAL DEVELOPING MARKETS FUND

   Prudential Developing Markets
      Equity Fund

   Prudential Latin America Equity Fund

PRUDENTIAL EUROPE GROWTH FUND, INC.

PRUDENTIAL GLOBAL GENESIS FUND, INC.

PRUDENTIAL INDEX SERIES FUND

   Prudential Europe Index Fund
   Prudential Pacific Index Fund

PRUDENTIAL NATURAL RESOURCES
   FUND, INC.

PRUDENTIAL PACIFIC GROWTH FUND, INC.

PRUDENTIAL WORLD FUND, INC.

   Global Series
   International Stock Series

GLOBAL UTILITY FUND, INC.

GLOBAL BOND FUNDS

PRUDENTIAL GLOBAL LIMITED MATURITY FUND, INC.

   Limited Maturity Portfolio

PRUDENTIAL INTERMEDIATE GLOBAL INCOME FUND, INC.

PRUDENTIAL INTERNATIONAL BOND
   FUND, INC.

THE GLOBAL TOTAL RETURN FUND, INC.

--------------------------------------------------------------------------------
22 PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.   TELEPHONE (800) 521-7466
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE PRUDENTIAL MUTUAL FUND FAMILY
--------------------------------------------------------------------------------

BOND FUNDS

TAXABLE BOND FUNDS

PRUDENTIAL DIVERSIFIED BOND FUND, INC.

PRUDENTIAL GOVERNMENT INCOME FUND, INC.

PRUDENTIAL GOVERNMENT SECURITIES TRUST

   Short-Intermediate Term Series

PRUDENTIAL HIGH YIELD FUND, INC.

PRUDENTIAL HIGH YIELD TOTAL RETURN
   FUND, INC.

PRUDENTIAL INDEX SERIES FUND

   Prudential Bond Market Index Fund

PRUDENTIAL STRUCTURED MATURITY FUND, INC.

   Income Portfolio

TAX-EXEMPT BOND FUNDS

PRUDENTIAL CALIFORNIA MUNICIPAL FUND

   California Series
   California Income Series

PRUDENTIAL MUNICIPAL BOND FUND

   High Income Series
   Insured Series

PRUDENTIAL MUNICIPAL SERIES FUND

   Florida Series
   Massachusetts Series
   New Jersey Series
   New York Series
   North Carolina Series
   Ohio Series
   Pennsylvania Series

PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.

MONEY MARKET FUNDS

TAXABLE MONEY MARKET FUNDS

CASH ACCUMULATION TRUST

   Liquid Assets Fund
   National Money Market Fund

PRUDENTIAL GOVERNMENT SECURITIES TRUST

   Money Market Series
   U.S. Treasury Money Market Series

PRUDENTIAL SPECIAL MONEY MARKET
   FUND, INC.

   Money Market Series

PRUDENTIAL MONEYMART ASSETS, INC.

TAX-FREE MONEY MARKET FUNDS

PRUDENTIAL TAX-FREE MONEY FUND, INC.

PRUDENTIAL CALIFORNIA MUNICIPAL FUND

   California Money Market Series

PRUDENTIAL MUNICIPAL SERIES FUND

   Connecticut Money Market Series
   Massachusetts Money Market Series
   New Jersey Money Market Series
   New York Money Market Series

COMMAND FUNDS

COMMAND MONEY FUND

COMMAND GOVERNMENT FUND

COMMAND TAX-FREE FUND

INSTITUTIONAL MONEY MARKET FUNDS

PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.

   Institutional Money Market Series

--------------------------------------------------------------------------------

FOR MORE INFORMATION

--------------------------------------------------------------------------------

Please read this prospectus before you invest in the Fund and keep it for future reference. For information or shareholder questions contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
P.O. BOX 15005
NEW BRUNSWICK, NJ 08906-5005
(800) 521-7466
(732) 417-7869
  (if calling from outside the U.S.)

--------------------------------------
Outside Brokers Should Contact:

PRUDENTIAL INVESTMENT MANAGEMENT
  SERVICES LLC
P.O. BOX 15035
NEW BRUNSWICK, NJ 08906-5035
(800) 778-8769

--------------------------------------
Visit Prudential's Web Site At:

http://www.prudential.com

--------------------------------------
Additional information about the Fund can be obtained without charge and can be found in the following documents:

STATEMENT OF ADDITIONAL
  INFORMATION (SAI)
  (incorporated by reference into
  this prospectus)

ANNUAL REPORT

SEMI-ANNUAL REPORT

MF137I

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:

By Mail:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-6009

  (The SEC charges a fee to copy documents.)
In Person:
Public Reference Room in Washington, DC

  (For hours of operation, call 1(800) SEC-0330)

Via the Internet: http://www.sec.gov

--------------------------------------
CUSIP Numbers:
Class I Shares--744350-60-4
Investment Company Act File No:
811-5336

               PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.

                        INSTITUTIONAL MONEY MARKET SERIES

                       Statement of Additional Information
                                Dated May __, 1999

     Prudential Institutional Liquidity Portfolio, Inc.--Institutional Money Market Series (the Fund) is an open-end, diversified, management investment company whose investment objective is high current income consistent with the preservation of principal and liquidity. The Fund pursues this objective by investing primarily in a portfolio of short-term money market instruments maturing within thirteen months of the date of acquisition. There can be no assurance that the Fund's investment objective will be achieved. See "How the Fund Invests" in the Fund's Prospectus and "Description of the Fund, its Investments and Risks."

     The Fund's address is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, and its telephone number is (800) 521-7466.

     This Statement of Additional Information sets forth information about the Fund. This Statement of Additional Information is not a prospectus and should be read in conjunction with the Fund's Prospectus for Class A shares or Class I shares, dated May __, 1999, a copy of which may be obtained from the Fund upon request at the address or telephone number noted above.

                                TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
Fund History ..........................................................    B-2
Description of the Fund, its Investments and Risks ....................    B-2
Investment Restrictions ...............................................    B-4
Management of the Fund ................................................    B-6
Control Persons and Principal Holders of Securities ...................    B-8
Investment Advisory and Other Services ................................    B-9
Brokerage Allocation and Other Practices ..............................    B-11
Securities and Organization ...........................................    B-12
Purchase and Redemption of Fund Shares ................................    B-12
Net Asset Value .......................................................    B-13
Taxes, Dividends and Distributions ....................................    B-13
Calculation of Yield ..................................................    B-15
Financial Statements ..................................................    B-16
Reports of Independent Accountants ....................................    B-
Appendix I--Description of Ratings ....................................    I-1
Appendix II--Information Relating to Prudential .......................    II-1

================================================================================

MF137I

                                  FUND HISTORY

     The Fund was organized as a corporation under the laws of Maryland on September 1, 1987.

               DESCRIPTION OF THE FUND, ITS INVESTMENTS AND RISKS

     (a) CLASSIFICATION. The Fund is a diversified open-end management investment company.

     (b) INVESTMENT STRATEGIES AND RISKS.

     The Fund's investment objective is high current income consistent with the preservation of principal and liquidity. While the principal investment policies and strategies for seeking to achieve this objective are described in the Fund's Prospectus, the Fund may from time to time also utilize the securities, instruments, policies and strategies described below in seeking to achieve its objective. The Fund may not be successful in achieving its objective and you can lose money.

OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT,
ITS AGENCIES AND INSTRUMENTALITIES

     Obligations issued or guaranteed as to principal and interest by the U.S. Government may be acquired by the Fund in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain United States Treasury notes or bonds. Such notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investment Growth Receipts" (TIGRs) and "Certificates of Accrual on Treasury Securities" (CATS). The Fund does not intend to purchase TIGRs or CATS during the coming year.

FLOATING RATE AND VARIABLE RATE SECURITIES

     The Fund may purchase "floating rate" and "variable rate" securities. Investments in floating or variable rate securities normally will involve securities which provide that the rate is set as a spread to a designated base rate, such as rates on Treasury bills, and, in some cases, that the purchaser can demand payment of the obligation at specified intervals or after a specified notice period (in each case a period of less than thirteen months) at par plus accrued interest, which amount may be more or less than the amount paid for them. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have an interest rate which changes whenever there is a change in the designated base interest rate.

DEMAND FEATURES AND GUARANTEES

     The Fund may purchase demand features and guarantees. A demand feature supporting a money market fund instrument can be relied upon in a number of respects. First, the demand feature can be relied upon to shorten the maturity of the underlying instrument. Second, the demand feature, if unconditional, can be used to evaluate the credit quality of the underlying security. This means that the credit quality of the underlying security can be based solely on the credit quality of the unconditional demand feature supporting that security.

     A GUARANTEE is a form of unconditional credit support that may include bond insurance, a letter of credit, and an unconditional demand feature. A money market fund holding a security subject to a guarantee may determine the credit quality of the underlying security solely on the basis of the credit quality of the supporting guarantee.

     The Fund can invest 10% of its total assets in securities directly issued by, or supported by, a demand feature provider or guarantor. Investment Company Act Rule 2a-7 provides a more stringent limit on demand features and guarantees that are "second tier securities" under the Rule; that is, those securities that are rated in the second highest category by a specified number of rating organizations. Specifically, Rule 2a-7 provides that a money market fund cannot invest more than 5% of its total assets in securities directly issued by, or supported by, second tier demand features or guarantees that are issued by the institution that issued such second tier securities.

LENDING OF SECURITIES

     Consistent with applicable regulatory requirements, the Fund may lend its portfolio to brokers, dealers and financial institutions, provided that outstanding loans for the Fund do not exceed in the aggregate 15% of the value of the Fund's total assets and, provided that such loans are callable at any time by the Fund and are at all times secured by cash or U.S. Government securities that is equal to at least the market value, determined daily, of the loaned securities. The advantage of such loans is that the Fund continues to receive payments in lieu of the interest on the loaned securities, while at the same time earning interest either directly from the borrower or on the collateral which will be invested in short-term obligations. Any voting rights, or rights to consent, relating to the securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so that the loaned securities may be voted by the Fund.

     A loan may be terminated by the borrower on one business day's notice or by the Fund at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms determined to be creditworthy pursuant to procedures approved by the Board of Directors of the Fund. On termination of the loan, the borrower is required to return the securities to the Fund, and any gain or loss in the market price during the loan would inure to the Fund.

     The Fund will pay reasonable finders', administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.

ILLIQUID SECURITIES

     The Fund may not hold more than 10% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale and repurchase agreements which have a maturity of longer than seven days. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (Securities Act), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such securities.

     Rule 144A of the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The investment adviser anticipates that the market for certain restricted securities such as institutional commercial paper and foreign securities will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

     Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act and commercial paper for which there is a readily available market will not be deemed to be illiquid under procedures established by the Board of Directors. The investment adviser will monitor the liquidity of such restricted securities subject to the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser will consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security;
(2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). In addition, in order for commercial paper that is issued in reliance on Section 4(2) of the Securities Act to be considered liquid, (i) it must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations (NRSROs), or if only one NRSRO rates the securities, by that NRSRO, or, if unrated, be of comparable quality in the view of the investment adviser; and (ii) it must not be "traded flat" (i.e., without accrued interest) or in default as to principal or interest. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

BORROWING

     The Fund may borrow from banks (including through entering into reverse repurchase agreements) up to and including 15% of the value of its net assets taken at cost for temporary or emergency purposes. The Fund may pledge up to and including 15% of its net assets to secure such borrowings. The Fund will not purchase portfolio securities if its borrowings (other than permissible securities loans) exceed 5% of its total assets.

REPURCHASE AGREEMENTS

     The Fund may purchase securities and concurrently enter into "repurchase agreements" with the seller, whereby the seller agrees to repurchase such securities at a specified price within a specified time (generally seven days or less). The repurchase agreements provide that the Fund will sell the underlying instruments back to the dealer or the bank at the specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The difference between the purchase price and the resale price represents the interest earned by the Fund, which is unrelated to the coupon rate or maturity of the purchased security. Repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price. Such collateral will be held by the Custodian, directly or through a sub-custodian, and will be maintained physically or in a book-entry account.

     The Fund will enter into repurchase transactions only with parties which meet creditworthiness standards approved by the Fund's Board of Directors. The Fund's investment adviser monitors the creditworthiness of such parties under the general supervision of the Board of Directors. In the event of a default or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. To the extent that the proceeds limit any sale of such collateral upon a default in the obligation to repurchase are less than the resale price, the Fund will suffer a loss, if the financial institution that is a party to the repurchase agreement petitions for bankruptcy or becomes subject to the U.S. Bankruptcy Code, the law regarding the rights of the trust is unsettled. As a result, under these circumstances, there may be a restriction on the Fund's ability to sell the collateral, and the Fund could suffer a loss.

     The Fund participates in a joint repurchase account with other investment companies managed by Prudential Investments Fund Management LLC (PIFM or the Manager) pursuant to an order of the Securities and Exchange Commission. On a daily basis, any uninvested cash balances of the Fund may be aggregated with those of such other investment companies and invested in one or more repurchase agreements. The Fund participates in the income earned or accrued in the joint account based on the percentage of its investment. In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which equals or exceeds the resale price of the agreement. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

REVERSE REPURCHASE AGREEMENTS

     Reverse repurchase agreements have the characteristics of borrowing and involve the sale of securities held by the Fund with an agreement to repurchase the securities at a specified price, date and interest payment. The Fund intends only to use the reverse repurchase technique when it will be to its advantage to do so. These transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. The Fund may be unable to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid. The use of reverse repurchase agreements may exaggerate any increase or decrease in the value of the Fund's portfolio. The Fund's Custodian will maintain in a segregated account cash, or other liquid assets, maturing not later than the expiration of the reverse repurchase agreements and having a value equal to or greater than such commitments.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

     The Fund may purchase securities on a "when-issued" or delayed delivery basis. When-issued or delayed delivery transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. The Fund will limit such purchases to those in which the date of delivery and payment falls within 90 days of the date of the commitment. The Fund will make commitments for such when-issued transactions only with the intention of actually acquiring the securities. The Fund's Custodian will segregate cash or other liquid assets having a value equal to or greater than the Fund's purchase commitments. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio security, incur a gain or loss due to market fluctuations. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement.

                             INVESTMENT RESTRICTIONS

     The following restrictions are fundamental policies. Fundamental policies are those which cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund. A "majority of the outstanding voting securities," when used in this Statement of Additional Information, means the lesser of (i) 67% of the voting shares represented at a meeting at which more than 50% of the outstanding voting shares are present in person or represented by proxy or (ii) more than 50% of the outstanding voting shares. With respect to the submission of a change in fundamental policy or investment objective of the Fund, such matters shall be deemed to have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund votes for the approval of such matters as provided above.

     The following investment restrictions are fundamental policies of the Fund and may not be changed except as described above.

     The Fund may not:

     1. Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions); provided that the deposit or payment by the Fund of initial or maintenance margin in connection with options or futures contracts is not considered the purchase of a security on margin.

     2. Make short sales of securities or maintain a short position.

     3. Issue senior securities, borrow money (including through the entry into reverse repurchase agreement transactions) or pledge its assets, except that the Fund may borrow up to 15% of the value of its total assets (calculated when the loan is made) from banks for temporary, extraordinary or emergency purposes and may pledge up to 15% of the value of its total assets to secure such borrowings. The Fund will not purchase portfolio securities if its borrowings exceed 5% of its net assets. The purchase or sale of securities on a "when-issued" or delayed delivery basis, the entry into reverse repurchase agreements and the purchase and sale of financial futures contracts and collateral arrangements with respect thereto are not deemed to be a pledge of assets and such arrangements are not deemed to be the issuance of a senior security.

     4. Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result, with respect to 75% of the value of the Fund's total assets, more than 5% of the value of the Fund's total assets would be invested in the securities of a single issuer.

     5. Purchase any securities (other than obligations of the U.S. Government, its agencies and instrumentalities) if, as a result, 25% or more of the value of the Fund's total assets (determined at the time of investment) would be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to money market instruments of domestic banks. For purposes of this exception, domestic banks shall include all banks which are organized under the laws of United States or a state (as defined in the Investment Company Act), U.S. branches of foreign banks that are subject to the same regulations as U.S. banks and foreign branches of domestic banks.

     6. Buy or sell real estate or interests in real estate, except that the Fund may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and publicly traded securities of real estate investment trusts. The Fund may not purchase interests in real estate limited partnerships which are not readily marketable.

     7. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

     8. Make investments for the purpose of exercising control or management.

     9. Invest in securities of other registered investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which not more than 10% of its total assets (determined at the time of investment) would be invested in such securities, or except as part of a merger, consolidation or other acquisition.

     10. Invest in interests in oil, gas or other mineral exploration or development programs, except that the Fund may invest in the securities of companies which invest in or sponsor such programs.

     11. Make loans, except through (i) repurchase agreements and (ii) loans of portfolio securities (limited to 15% of the value of the Fund's total assets).

     12. Purchase common stock or other voting securities, preferred stock, warrants or other equity securities, except as may be permitted by restriction number 9.

     13. Enter into reverse repurchase agreements if, as a result thereof, the Fund's obligations with respect to reverse repurchase agreements would exceed 15% of the value of the Fund's total assets.

     14. Buy or sell commodities or commodity contracts, except that the Fund may purchase and sell futures contracts and options thereon.

     Whenever any fundamental investment policy or investment restriction states a maximum percentage of the Fund's assets, it is intended that if the percentage limitation is met at the time the action is taken, a later change in percentage resulting from changing total or net asset values will not be considered a violation of such policy. However, in the event that the Fund's asset coverage for borrowings falls below 300%, the Fund will take action within three days to reduce its borrowings, as required by applicable law.

                             MANAGEMENT OF THE FUND

(A) DIRECTORS

     The Fund has Directors who, in addition to overseeing the actions of the Fund's Manager, Subadviser, and Distributor, decide upon matters of general policy.

     The Directors also review the actions of the officers of the Fund, who conduct and supervise the daily business operations of the Fund.

(B) MANAGEMENT INFORMATION--DIRECTORS AND OFFICERS

                                 POSITION WITH
NAME, ADDRESS AND AGE (1)          THE FUND        PRINCIPAL OCCUPATIONS AND OTHER AFFILIATIONS FOR THE LAST FIVE YEARS
-------------------------        -------------     --------------------------------------------------------------------
  Edward D. Beach (74)            Director         President and  Director of BMC Fund, Inc., a closed-end
                                                      investment company; previously, Vice Chairman of Broyhill
                                                      Furniture Industries, Inc.; Certified Public Accountant;
                                                      Secretary and Treasurer of Broyhill Family Foundation, Inc.;
                                                      Member of the Board of Trustees of MarsHill College; and
                                                      Director of The High Yield Income Fund, Inc.

  Delayne Dedrick Gold (60)       Director         Marketing and Management Consultant; Director of The High Yield
                                                      Income Fund, Inc.

* Robert F. Gunia (52)            Director and     Vice President of Prudential Investments (since September
                                   Acting             1997); Executive Vice President and Treasurer (since
                                   President          December 1996) of Prudential Investments Fund Management LLC
                                                      (PIFM); Senior Vice President (since March 1987) of Prudential
                                                      Securities Incorporated (Prudential Securities); formerly,
                                                      Chief Administrative Officer (July 1990-September 1996),
                                                      Director (January 1989-September 1996), and Executive Vice
                                                      President, Treasurer and Chief Financial Officer (June
                                                      1987-September 1996) of Prudential Mutual Fund Management,
                                                      Inc. (PMF); Vice President and Director (since May 1989) of
                                                      The Asia Pacific Fund, Inc.; Director of The High Yield Income
                                                      Fund, Inc.

  Don G. Hoff (63)                Director         Chairman and Chief Executive Officer (since 1980) of Intertec,
                                                      Inc. (investments); Chairman and Chief Executive Officer of
                                                      The Lamaur Corporation, Inc.; Director of Innovative Capital
                                                      Management, Inc. and The Greater China Fund, Inc; and
                                                      Chairman and Director of The Asia Pacific Fund, Inc.

  Robert E. LaBlanc (64)          Director         President (since 1981) of Robert E. LaBlanc Associates, Inc.
                                                      (telecommunications); formerly, General Partner at Salomon
                                                      Brothers and Vice-Chairman of Continental Telecom; Director
                                                      of Storage Technology Corporation, Titan Corporation,
                                                      Salient 3 Communications, Inc. and Tribune Company; and
                                                      Trustee of Manhattan College.


                                 POSITION WITH
NAME, ADDRESS AND AGE (1)          THE FUND        PRINCIPAL OCCUPATIONS AND OTHER AFFILIATIONS FOR THE LAST FIVE YEARS
-------------------------        -------------    --------------------------------------------------------------------
  Robin B. Smith (59)             Director         Chairman and Chief Executive Officer (since August 1996) of
                                                      Publishers Clearing House; formerly President and Chief
                                                      Executive Officer (January 1989-August 1996) and President
                                                      and Chief Operating Officer (September 1981-December 1988)
                                                      of Publishers Clearing House; Director of BellSouth
                                                      Corporation, Texaco Inc., Springs Industries Inc., and Kmart
                                                      Corporation.

  Stephen Stoneburn (55)          Director         President and Chief Executive Officer (since June 1996) of
                                                      Quadrant Media Corp. (a publishing company); formerly
                                                      President (June 1995-June 1996) of Argus Integrated Media,
                                                      Inc.; Senior Vice President and Managing Director (January
                                                      1993-1995) of Cowles Business Media; Senior Vice President
                                                      (January 1991-1992) and Publishing Vice President (May
                                                      1989-December 1990) of Gralla Publications (a division of
                                                      United Newspapers, U.K.); and Senior Vice President of
                                                      Fairchild Publications, Inc.

  Nancy H. Teeters (68)           Director         Economist; Director of Inland Steel Industries; formerly, Vice
                                                      President and Chief Economist of International Business
                                                      Machines; Member of the Board of Governors of the Federal
                                                      Reserve System; Governor of the Horace H. Rackham School of
                                                      Graduate Studies of the University of Michigan; Assistant
                                                      Director of the Committee on the Budget of the US House of
                                                      Representatives; Senior Fellow at the Library of Congress;
                                                      Senior Fellow at the Brookings Institution; staff at Office of Management and Budget, Council of Economic Advisors and
                                                      the Federal Reserve Board.

Robert C. Rosselot (38)           Secretary           Assistant General Counsel (since September 1997) of PIFM;
                                                      formerly, partner with the firm of Howard & Howard,
                                                      Bloomfield Hills, Michigan (December 1995-September 1997) and
                                                      Corporate Counsel, Federated Investors (1990-1995).

  Grace C. Torres (39)            Treasurer and    First Vice President (since December 1996) of PIFM; First Vice
                                   Principal          President (since March 1994) of Prudential Securities;
                                   Financial and      formerly First Vice President (March 1994-September 1996),
                                   Accounting         Prudential Mutual Fund Management, Inc. and Vice President
                                   Officer            (July 1989-March 1994) of Bankers Trust Corporation.

  Stephen M. Ungerman (45)        Assistant        Vice President and Tax Director (since March 1996) of
                                   Treasurer          Prudential Investments; formerly First Vice President of
                                                      Prudential Mutual Fund Management, Inc. (February
                                                      1993-September 1996).

--------------

(1) Unless otherwise noted, the address for each of the above persons is c/o Prudential Investments Fund Management LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.

* "Interested" Director, as defined in the Investment Company Act of 1940, as amended (Investment Company Act), by reason of his affiliation with Prudential Securities or PIFM.


     Directors and officers of the Fund are also trustees, directors and officers of some or all of the other investment companies distributed by Prudential Securities.

     The officers conduct and supervise the daily business operations of the Fund, while the Directors, in addition to their functions set forth under "Manager" and "Distributor," review such actions and decide on general policy.

     The Board of Directors has adopted a retirement policy which calls for the retirement of Directors on December 31 of the year in which they reach the age of 72, except that retirement is being phased in for Directors who were age 68 or older as of December 31, 1993. Under this phase-in provision, Mr. Beach is scheduled to retire on December 31, 1999.

     Pursuant to the Management Agreement with the Fund, the Manager pays all compensation of officers and employees of the Fund as well as the fees and expenses of all Directors of the Fund who are affiliated persons of the Manager.

     The Fund pays each of its Directors who is not an affiliated person of PIFM annual compensation of $7,000, in addition to certain out-of-pocket expenses. The amount of compensation paid to each Director may change as a result of the introduction of additional funds upon which the Director will be asked to serve.

     Directors may receive their Directors' fees pursuant to a deferred fee agreement with the Fund. Under the terms of the agreement, the Fund accrues daily the amount of such Director's fees in installments which accrue interest at a rate equivalent to the prevailing rate applicable to 90-day U.S. Treasury Bills at the beginning of each calendar quarter or, pursuant to an SEC exemptive order, at the daily rate of return of the Fund (the Fund rate). Payment of the interest so accrued is also deferred and accruals become payable at the option of the Director. The Fund's obligation to make payments of deferred Directors' fees, together with interest thereon, is a general obligation of the Fund.

     The following table sets forth the aggregate compensation paid by the Fund for the fiscal year ended December 31, 1998 to the Directors who are not affiliated with the Manager and the aggregate compensation paid to such Directors for service on the Fund's Board and that of all other funds managed by PIFM (Fund Complex) for the calendar year ended December 31, 1998.

                                               COMPENSATION TABLE
                                                                                                          TOTAL
                                                               PENSION OR                             COMPENSATION
                                                               RETIREMENT                               FROM FUND
                                             AGGREGATE      BENEFITS ACCRUED   ESTIMATED ANNUAL         AND FUND
                                           COMPENSATION      AS PART OF FUND     BENEFITS UPON        COMPLEX PAID
         NAME AND POSITION                  FROM FUND           EXPENSES          RETIREMENT         TO DIRECTORS(2)
         -----------------                  ---------           --------          ----------         ---------------
Edward D. Beach--Director                      $1,500             None               N/A            $135,000(44/71)*
Stephen C. Eyre--Former Director               $1,500             None               N/A            $  45,000(14/17)*
Delayne D. Gold--Director                      $1,500             None               N/A            $135,000(44/71)*
Robert F. Gunia (1)--Director                     --              None               N/A               --
Don G. Hoff--Director                          $1,500             None               N/A            $  45,000(14/17)*
Robert F. LaBlanc--Director                    $1,500             None               N/A            $  45,000(14/17)*
Mendel A. Melzer (1)--Director                    --              None               N/A               --
Richard A. Redeker (1)--Former Director           --              None               N/A               --
Robin B. Smith--Director                       $1,500             None               N/A            $  90,000(32/41)*
Stephen Stoneburn--Director                    $1,500             None               N/A            $  45,000(14/17)*
Brian M. Storms (1)--Former Director              --              None              `N/A               --
Nancy H. Teeters--Director                     $1,500             None               N/A            $  90,000(26/47)*

---------

* Indicates number of funds/portfolios in Fund Complex (including the Fund) to which aggregate compensation relates.

(1) Directors who are "interested," do not receive compensation from the Fund Complex (including the Fund).

(2) Total compensation from all of the funds in the Fund Complex for the calendar year ended December 31, 1998, including amounts deferred at the election of Directors under the funds' Deferred Compensation Plans. Including accrued interest, total deferred compensation amounted to $116,225 for Robin B. Smith. Currently, Ms. Smith has agreed to defer some of her fees at the T-Bill rate and other fees at the Fund rate.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     As of May ___, 1999, the Directors and officers of the Fund, as a group, beneficially owned less than 1% of the outstanding shares of Common Stock of the Fund.

     As of May ___, 1999, the beneficial owners, directly or indirectly, of more than 5% of the outstanding common stock of the Fund were:

     As of May ___, 1999, Prudential Securities was the record holder for other beneficial owners of Class A shares of the Fund, representing approximately % of the Class A shares then outstanding. In the event of any meetings of shareholders, Prudential Securities will forward, or cause the forwarding of, proxy materials to the beneficial owners for which it is the record holder.

                     INVESTMENT ADVISORY AND OTHER SERVICES

(A) INVESTMENT ADVISER

     The manager of the Fund is Prudential Investments Fund Management LLC (PIFM or the Manager), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077. PIFM serves as manager to all of the other investment companies that, together with the Fund, comprise the Prudential Mutual Funds. See "How the Fund is Managed--Manager" in the Prospectus. As of December 31, 1998, PIFM managed and/or administered open-end and closed-end management investment companies with assets of approximately $70.5 billion. According to the Investment Company Institute, as of November 30, 1998, the Prudential Mutual Funds were the 18th largest family of mutual funds in the United States.

     PIFM is a subsidiary of Prudential Securities Incorporated. Prudential Mutual Fund Services LLC (PMFS or the Transfer Agent), a wholly-owned subsidiary of PIFM, serves as the transfer agent for the Prudential Mutual Funds and, in addition, provides customer service, recordkeeping and management and administration services to qualified plans.

     Pursuant to the Management Agreement with the Fund (the Management Agreement), PIFM, subject to the supervision of the Fund's Board of Directors and in conformity with the stated policies of the Fund, manages both the investment operations of the Fund and the composition of the Fund's portfolio, including the purchase, retention, disposition and loan of securities and other assets. In connection therewith, PIFM is obligated to keep certain books and records of the Fund. PIFM also administers the Fund's corporate affairs and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by State Street Bank and Trust Company, the Fund's custodian (the Custodian), and PMFS, the Fund's transfer and dividend disbursing agent. The management services of PIFM for the Fund are not exclusive under the terms of the Management Agreement and PIFM is free to, and does, render management services to others.

     For its services, PIFM receives, pursuant the Management Agreement, a fee at an annual rate of .20 of 1% of the Fund's average daily net assets. The fee is computed daily and payable monthly. The Management Agreement also provides that in the event the expenses of the Fund (including the fees payable to PIFM, but excluding interest, taxes, brokerage commissions, distribution fees and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) for any fiscal year exceed the lowest applicable annual expense limitation established and enforced pursuant to the statutes or regulations of any jurisdiction in which shares of the Fund are then qualified for offer and sale, the compensation due to PIFM will be reduced by the amount of such excess. Reductions in excess of the total compensation payable to PIFM will be paid by PIFM to the Fund. Currently, the Fund believes that there are no such expense limitations.

     In connection with its management of the corporate affairs of the Fund pursuant to the Management Agreement, PIFM bears the following expenses:

          (a) the salaries and expenses of all personnel of PIFM and the Fund, except the fees and expenses of Directors who are not affiliated persons of PIFM or the Fund's investment adviser;

          (b) all expenses incurred by PIFM or by the Fund in connection with managing the ordinary course of the Fund's business, other than those assumed by the Fund, as described below; and

          (c) the costs and expenses payable to The Prudential Investment Corporation, doing business as Prudential Investments (PI), pursuant to the subadvisory agreement between PIFM and PI (the Subadvisory Agreement).

     Under the terms of the Management Agreement, the Fund is responsible for the payment of the following expenses, including (a) the fees payable to the Manager, (b) the fees and expenses of Directors who are not affiliated with PMF or the Fund's investment adviser, (c) the fees and certain expenses of the Fund's Custodian and Transfer and Dividend Disbursing Agent, including the cost of providing records to the Manager in connection with its obligation of maintaining required records of the Fund and of pricing the Fund's shares, (d) the charges and expenses of the Fund's legal counsel and independent accountants, (e) brokerage commissions, if any, and any issue or transfer taxes chargeable to the Fund in connection with its securities and futures transactions, (f) all taxes and corporate fees payable by the Fund to governmental agencies, (g) the fees of any trade association of which the Fund is a member, (h) the cost of stock certificates representing shares of the Fund,
(i) the cost of fidelity and liability insurance, (j) the fees and expenses involved in registering and maintaining registration of the Fund and of its shares with the SEC, including the preparation and printing of the Fund's registration statements and prospectuses for such purposes, and paying the fees and expenses of notice filings made in accordance with state securities laws,
(k) allocable communications expenses with respect to investor services and all expenses of shareholders' and Directors' meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders, (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business, and (m) distribution expenses.

     The Management Agreement also provides that PIFM will not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which the Management Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Management Agreement provides that it will terminate automatically if assigned (as defined in the Investment Company Act), and that it may be terminated without penalty by either party upon not more than 60 days' nor less than 30 days' written notice. The Management Agreement provides that it will continue in effect for a period of more than two years from the date of execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the Investment Company Act.

     For the fiscal years ended March 31, 1999, 1998 and 1997, PIFM received management fees of $________, $1,259,305 and $898,786, respectively.

     PIFM has entered into the Subadvisory Agreement with PI, a wholly-owned subsidiary of Prudential. The Subadvisory Agreement provides that PI furnish investment advisory services in connection with the management of the Fund. In connection therewith, PI is obligated to keep certain books and records of the Fund. PIFM continues to have responsibility for all investment advisory services pursuant to the Management Agreement and supervises PI's performance of such services. PI is reimbursed by PIFM for the reasonable costs and expenses incurred by PI in furnishing services to PIFM.

     The Subadviser maintains a corporate credit unit which provides credit analysis and research on taxable fixed-income securities, including money market instruments. The portfolio manager consults routinely with the credit unit in managing the Fund's portfolio. The credit unit, with a staff including 7 credit analysts, reviews on an ongoing basis commercial paper issuers, commercial banks, non-bank financial institutions and issuers of other taxable fixed-income obligations. Credit analysts have broad access to research and financial reports, data retrieval services and industry analysts. They maintain relationships with the management of corporate issuers and from time to time visit companies in whose securities the Fund may invest.

     The Subadvisory Agreement provides that it will terminate in the event of its assignment (as defined in the Investment Company Act) or upon the termination of the Management Agreement. The Subadvisory Agreement may be terminated by the Fund, PIFM or PI upon not more than 60 days' nor less than 30 days' written notice. The Subadvisory Agreement provides that it will continue in effect for a period of more than two years from its execution only so long as such continuance is specifically approved by the Board of Directors at least annually in accordance with the requirements of the Investment Company Act.

(B) PRINCIPAL UNDERWRITER, DISTRIBUTOR AND RULE 12B-1 PLAN

     Prudential Investment Management Services LLC (PIMS or the Distributor), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, acts as the distributor of the shares of the Fund. Prior to July 1, 1998, Prudential Securities Incorporated (Prudential Securities, also referred to as the Distributor), One Seaport Plaza, New York, New York 10292, served as the distributor of the Fund's shares. As of May __, 1999, more than __% of the outstanding voting shares of the Fund were owned by clients of Prudential Securities.

     Pursuant to the Distribution Agreement, the Fund has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the federal securities laws.

DISTRIBUTION AND SERVICE PLAN

     Under the Fund's Distribution and Service Plan for the Class A shares (the
Plan) and the Distribution Agreement, the Fund pays the Distributor a distribution and service fee of up to 0.12% of the average daily net assets of the Class A shares of the Fund, computed daily and payable monthly. Under the Plan, the Fund is required to pay the distribution and service fee regardless of the expenses incurred by the Distributor. The Distributor will incur the expenses of distributing the Class I shares, none of which are reimbursed by or paid for by the Fund.

     For the fiscal year ended March 31, 1999, the Distributor received payments of $ under the Plan. This amount was spent as compensation to brokers who sold Fund shares.

     The Plan continues in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Directors, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the Plan or in any agreement relating to the Plan (the Rule 12b-1 Directors), cast in person at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time, without penalty, by the vote of a majority of the Rule 12b-1 Directors or by the vote of the holders of a majority of the outstanding Class A voting securities of the

Fund on not more than 30 days' written notice to any other party to the Plan. The Plan may not be amended to increase materially the amounts to be spent for the services described therein without shareholder approval, and all material amendments must also be approved by the Board of Directors in the manner described above. The Plan will automatically terminate in the event of its assignment.

     Pursuant to the Plan, the Directors will be provided with, and will review, at least quarterly, a written report of the distribution expenses incurred on behalf of the Fund by the Distributor. The report will include an itemization of the distribution expenses and the purpose of such expenditures. In addition, as long as the Plan remains in effect, the selection and nomination of Directors shall be committed to the Rule 12b-1 Directors.

     Pursuant to the Distribution Agreement, the Fund has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the Securities Act of 1933, as amended.

     NASD MAXIMUM SALES CHARGE RULE. Pursuant to rules of the NASD, the Distributor is required to limit aggregate initial sales charges, deferred sales charges and asset-based sales charges to 6.25% of total gross sales of the Fund's Class A shares. Interest charges on unreimbursed distribution expenses equal to the prime rate plus one percent per annum may be added to the 6.25% limitation. Sales from the reinvestment of dividends and distributions are not included in the calculation of the 6.25% limitation. The annual asset-based sales charge on Class A shares of the Fund may not exceed .75 of 1% per class. The 6.25% limitation applies to Class A shares rather than on a per shareholder basis. If aggregate sales charges were to exceed 6.25% of the total gross sales of Class A shares, all sales charges on Class A shares would be suspended.

(C) OTHER SERVICE PROVIDERS

     State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, serves as Custodian for the Fund's portfolio securities, and in that capacity maintains cash and certain financial and accounting books and records pursuant to an agreement with the Fund.

     Prudential Mutual Fund Services LLC (PMFS), Raritan Plaza One, Edison, New Jersey 08837, serves as the Transfer and Shareholder Servicing Agent of the Fund. It is a wholly-owned subsidiary of PIFM. PMFS provides customary transfer agency services to the Fund, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, payment of dividends and distributions and related functions. In connection with services rendered to the Fund, PMFS receives a monthly fee plus its out-of-pocket expenses, including but not limited to postage, stationary, printing, allocable communications and other costs.

     PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, serves as the Fund's independent public accountants and in that capacity audits the Fund's annual financial statements. PricewaterhouseCoopers LLP provides audit services, accounting assistance, and consultation in connection with Securities and Exchange Commission filings. The financial information for the Fund provided under "Financial Statements" for the fiscal year ended March 31, 1999 has been audited by PricewaterhouseCoopers LLP, whose report is also included under "Financial Statements."

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

     The Manager is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. For purposes of this section the term "Manager" includes the Subadviser. The Fund does not normally incur any brokerage commission expense on such transactions. In the market for money market instruments, securities are generally traded on a "net" basis, with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

     In placing orders for portfolio securities of the Fund, the Manager is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Manager will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable under the circumstances. While the Manager generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. Within the framework of this policy, the Manager may consider research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of the Fund, the Manager or the

Manager's other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by the Manager in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for the Fund may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are far larger than those of the Fund, and the services furnished by such brokers may be used by the Manager in providing investment management for the Fund. While such services are useful and important in supplementing its own research and facilities, the Manager believes that the value of such services is not determinable and does not significantly reduce expenses. The Fund does not reduce the fee it pays to the Manager by any amount that may be attributed to the value of such services. The Fund will not effect any securities transactions with or through Prudential Securities as broker or dealer.

     During the fiscal years ended March 31, 1999, 1998 and 1997, the Fund paid no brokerage commissions.

                           SECURITIES AND ORGANIZATION

     Prudential Institutional Liquidity Portfolio, Inc. is authorized to issue 15 billion shares of common stock, $.001 par value per share divided into two series, Institutional Money Market Series (10 billion shares) and Liquid Assets Fund (5 billion shares). Only the Institutional Money Market Series is offered at this time, which is divided into two classes, designated Class A and Class I common stock. Of the 10 billion authorized shares of common stock of the Institutional Money Market Series, 5 billion shares consist of Class A shares and 5 billion shares consist of Class I shares.

     Each class represents an interest in the same assets of the Fund and is identical in all respects except that (i) Class A shares are subject to distribution and/or service fees, (ii) Class I shares are not subject to any distribution and/or service fees, and (iii) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. In accordance with the Fund's Articles of Incorporation, the Board of Directors may authorize the creation of additional series and classes within such series, with such preferences, privileges, limitations and voting and dividend rights as the Board of Directors may determine. The Board of Directors may increase or decrease the number of authorized shares without approval by shareholders. Shares of the Fund, when issued, are fully paid, nonassessable, fully transferable and redeemable at the option of the holder.

     The Fund does not intend to hold annual meetings of shareholders unless otherwise required by law. The Fund will not be required to hold meetings of shareholders unless, for example, the election of Directors is required to be acted on by shareholders under the Investment Company Act. Shareholders have certain rights, including the right to call a meeting upon a vote of 10% or more of the Fund's outstanding shares for the purpose of voting on the removal of one or more Directors or to transact any other business.

                     PURCHASE AND REDEMPTION OF FUND SHARES

     The Fund reserves the right to reject any initial or subsequent purchase order (including an exchange) and the right to limit investments in the Fund solely to existing or past shareholders of the Fund.

     Shares of the Fund may be purchased and redeemed by investors through the Distributor or directly through Prudential Mutual Fund Services LLC (PMFS). Shares may also be purchased through the corporate Command Program or the Business-Edge Program available through Prudential Securities or Pruco Securities Corporation (Prusec). The procedures for purchase and redemption of Fund shares are described in the prospectus.

MULTIPLE ACCOUNTS

     An institution may open a single master account by filing an application with PMFS, signed by personnel authorized to act for the institution. Individual subaccounts may be opened at the time the master account is opened by listing them, or they may be added at a later date by written advice. Procedures will be available to identify subaccounts by name and number within the master account name. The foregoing procedures would also apply to related institutional account (i.e., accounts of shareholders with a common institutional or corporate parent). The investment minimums as set forth in the relevant Prospectus under "How to Buy and Sell Shares of the Fund--How to Buy Shares" are applicable to the aggregate amounts invested by a group, and not to the amount credited to each subaccount.

REOPENING AN ACCOUNT

     Subject to the minimum investment restrictions, an investor may reopen an account, without filing a new application, at any time during the calendar year the account is closed, provided that the information on that application is still applicable.

REDEMPTION IN KIND

     If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the investment portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the SEC. Any such securities will be readily marketable and will be valued in the same manner as in a regular redemption. If your shares are redeemed in kind, you would incur transaction costs in converting the assets into cash. The Fund, however, has elected to be governed by Rule 18f-1 under the Investment Company Act pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder.

RESTRICTIONS ON SALE

     The Fund may suspend the right of redemption or postpone the date of payment for a period of up to seven days. Suspensions or postponements may not exceed seven days except (1) for any period (a) during which the New York Stock Exchange (the Exchange) is closed other than customary weekend and holiday closings or (b) during which trading on the Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund. The SEC by rules and regulations determines the conditions under which (i) trading shall be deemed to be restricted and (ii) an emergency is deemed to exist within the meaning of clause
(2) above.

                                 NET ASSET VALUE

     The Fund's net asset value per share is determined by subtracting its liabilities from the value of its assets and dividing the remainder by the number of outstanding shares.

     The Fund uses the amortized cost method of valuation to determine the value of its portfolio securities. In that regard, the Fund's Board of Directors has determined to maintain a dollar-weighted average portfolio maturity of 90 days or less, to purchase only instruments having remaining maturities of thirteen months or less, and to invest only in securities determined by the investment adviser under the supervision of the Board of Directors to be of minimal credit risk and to be of "eligible quality" in accordance with regulations of the SEC. The remaining maturity of an instrument held by the Fund that is subject to a put is deemed to be the period remaining until the principal amount can be recovered through demand or, in the case of a variable rate instrument, the next interest reset date, if longer. The value assigned to the put is zero. The Board of Directors also has established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures will include review of a Fund's portfolio holdings by the Board, at such intervals as deemed appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board, and if such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board of Directors determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize gains or losses, the shortening of average portfolio maturity, the withholding of dividends or the establishment of net asset value per share by using available market quotations.

     The Fund computes its net asset value at 4:00 PM New York Time, on each day the Exchange is open for trading. In the event the Exchange closes early on any business day, the net asset value of the Fund's shares shall be determined at a time between such closing and 4:00 PM New York Time. The Exchange is closed on the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                       TAXES, DIVIDENDS AND DISTRIBUTIONS

     The Fund has elected to qualify, and the Fund intends to remain qualified, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. This relieves a fund (but not its shareholders) from paying federal income tax on income which is distributed to shareholders, and, if a fund did realize long-term capital gains, permits net capital gains of the fund (i.e., the excess of net long-term capital gains over net short-term capital losses) to be treated as long-term capital gains of the shareholders, regardless of how long shareholders have held their shares in that fund.

     Qualification as a regulated investment company requires, among other things, that (a) at least 90% of a fund's annual gross income (without reduction for losses from the sale or other disposition of securities or foreign currencies) be derived from interest, dividends, payments with respect to securities loans, and gains from the sale or other disposition of securities or options thereon, or other income (including, but not limited to, gains from options) derived with respect to its business of investing in such securities;
(b) a fund must diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of a fund's assets is represented by cash, U.S. Government obligations and other securities limited in respect of any one issuer to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations) and (c) the fund must distribute to its shareholders at least 90% of its net investment income and net short-term gains (i.e., the excess of net short-term capital gains over net long-term capital losses) in each year.

     Gains or losses on sales of securities by the Fund will be treated as long-term capital gains or losses if the securities have been held by it for more than one year. The Fund does not anticipate realizing long-term capital gains or losses. Other gains or losses on the sale of securities will be short-term capital gains or losses. In addition, debt securities acquired by the Fund may be subject to original issue discount and market discount rules.

     The Fund is required to distribute 98% of its ordinary income in the same calendar year in which it is earned. The Fund is also required to distribute during the calendar year 98% of the capital gain net income it earned during the twelve months ending on October 31 of such calendar year, as well as all undistributed ordinary income and undistributed capital gain net income from the prior year or the twelve-month period ending on October 31 of such prior year, respectively. To the extent it does not meet these distribution requirements, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amount. For purposes of this excise tax, income on which the Fund pays income tax is treated as distributed. The Fund intends to make timely distributions in order to avoid this excise tax. For this purpose, dividends declared in October, November and December payable to shareholders of record on a specified date in October, November and December and paid in the following January will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in the prior year on dividends or distributions actually received in January of the following year.

     It is anticipated that the net asset value per share of the Fund will remain constant. However, if the net asset value per share fluctuates, a shareholder may realize gain or loss upon the disposition of a share. Distributions of net investment income and net short-term gains will be taxable to the shareholder at ordinary income rates regardless of whether the shareholder receives such distributions in additional shares or cash. Any gain or loss realized upon a sale or redemption of shares by a shareholder who is not a dealer in securities will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and otherwise as short-term capital gain or loss. Any such loss, however, although otherwise treated as short-term capital loss, will be long-term capital loss to the extent of any capital gain distributions received by the shareholder, if the shares have been held for six months or less. Furthermore, certain rules may apply which would limit the ability of the shareholder to recognize any loss if, for example, the shareholder replaced the shares within 30 days of the disposition of the shares. Because none of the Fund's net income is anticipated to arise from dividends on common or preferred stock, none of its distributions to shareholders will be eligible for the dividends received deduction for corporations under the Internal Revenue Code. Shareholders will be notified annually by the Fund as to the federal tax status of distributions made by the Fund.

     Under the laws of certain states, distributions of net income may be taxable to shareholders as income even though a portion of such distributions may be derived from interest on U.S. Government obligations which, if realized directly, would be exempt from state income taxes. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

     The budget proposals issued by the Clinton Administration on February 1, 1999 include proposed changes with respect to the U.S. federal income tax treatment of distributions from mutual funds to foreign investors. Under present law, interest income and short-term capital gains received by a U.S. money market fund are recharacterized as dividend income that is subject to U.S. withholding tax when distributed to foreign investors. The proposal would treat all income received by a U.S. money market fund that invests substantially all its assets in U.S. debt securities or cash as interest that is exempt from U.S. withholding tax. The proposal would be effective for mutual fund taxable years beginning after the date of enactment.

     There can be no certainty as to whether any such proposal will be enacted or if enacted what its effective date might be.

                              CALCULATION OF YIELD

     The Fund will prepare a current quotation of yield daily. The yield quoted will be the simple annualized yield for an identified seven calendar day period. The yield calculation will be based on a hypothetical account having a balance of exactly one share at the beginning of the seven-day period. The base period return will be the change in the value of the hypothetical account during the seven-day period, including dividends declared on any shares purchased with dividends on the shares, but excluding any capital changes, divided by the value of the account at the beginning of the base period. The yield will vary as interest rates and other conditions affecting money market instruments change. Yield also depends on the quality, length of maturity and type of instruments in the Fund's portfolio, and its operating expenses. The Fund also may prepare an effective annual yield computed by compounding the unannualized seven-day period return as follows: by adding 1 to the unannualized seven-day period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

     Effective yield = [(base period return + 1)365/7]-1

     The yield and effective yield for Class A shares of the Fund based on the 7 days ended March 31, 1999 were ___% and ___%, respectively. The yield and effective yield for Class I shares of the Fund based on 7 days ended March 31, 1999, were ___% and ___%, respectively.

     Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data from Lipper Analytical Services, Inc., Morningstar Publications, Inc., IBC Financial Data, Inc., The Bank Rate Monitor, other industry publications, business periodicals and market indices.

     The Fund's yield fluctuates, and an annualized yield quotation is not a representation by the Fund as to what an investment in the Fund will actually yield for any given period. Actual yields will depend upon not only changes in interest rates generally during the period in which the investment in a Fund is held, but also in changes in the Fund's expenses. Yield does not take into account any federal or state income taxes.

                                   APPENDIX I

                             DESCRIPTION OF RATINGS

BOND RATINGS

     MOODY'S INVESTORS SERVICE, INC.--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future. Moody's applies numerical modifiers "1", "2" and "3" in each generic rating classification from Aa through B in its corporate bond rating system. The modifier "1" indicates that the company ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the company ranks in the lower end of its generic rating category.

     STANDARD & POOR'S RATINGS GROUP--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     DUFF AND PHELPS CREDIT RATING CO.--The following summarizes the ratings used by Duff & Phelps for long-term debt:

          "AAA": Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA+", "AA" or "AA-": High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          "A+", "A" or "A-": Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

          FITCH IBCA--The following summarizes the ratings used by Fitch IBCA for long-term debt:

          "AAA": Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

          "AA": Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

          "A": High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

          "BBB": Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category or to categories below "CCC".

COMMERCIAL PAPER RATINGS

     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Issuers rated "Prime-1" (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Issuers rated "Prime-2" (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. Issuers rated "Prime-3" (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The designation A-1 indicates that the degree of safety regarding timely payment is strong. A "+" designation is applied to those issues rated A-1 which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation A-2 is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation A-3 have adequate capacity for timely payment. They are however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     The following summarizes the ratings used by Duff & Phelps for short-term debt, which apply to all obligations with maturities of under one year, including commercial paper.

     D-1+: Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding and safety is just below risk-free U.S. Treasury short-term obligations.

     D-1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     D-1-: High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

     D-2: Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

     D-3: Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

     The following summarizes the ratings used by Fitch IBCA for short-term debt, which apply to most obligations with maturities of less than 12 months, or up to three years for U.S. public finance securities:

          "F1": Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

          "F2": Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

          "F3": Fair credit quality. The capacity for timely payment of financial commitments is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

          "B": Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

          "C": High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

          "D": Default. Denotes actual or imminent payment default.

"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to short-term ratings other than "F1".

                                   APPENDIX II

                       INFORMATION RELATING TO PRUDENTIAL

     Set forth below is information relating to The Prudential Insurance Company of America (Prudential) and its subsidiaries as well as information relating to the Prudential Mutual Funds. See "How the Fund is Managed--Manager" in the Prospectus. The data will be used in sales materials relating to the Prudential Mutual Funds. Unless otherwise indicated, the information is as of December 31, 1996 and is subject to change thereafter. All information relies on data provided by The Prudential Investment Corporation (PlC) or from other sources believed by the Manager to be reliable. Such information has not been verified by the Fund.

INFORMATION ABOUT PRUDENTIAL

     The Manager and PlC(1) are subsidiaries of Prudential, which is one of the largest diversfied financial services institutions in the world and, based on total assets, the largest insurance company in North America as of December
31, 1996. Principal products and services include life and health insurance, other healthcare products, property and casualty insurance, securities brokerage, asset management, investment advisory services and real estate brokerage. Prudential (together with its subsidiaries) employs almost 81,000 persons worldwide, and maintains a sales force of approximately 11,500 agents and nearly 6,400 financial advisors. Prudential is a major issuer of annuities, including variable annuities. Prudential seeks to develop innovative products and services to meet consumer needs in each of its business areas. Prudential uses the Rock of Gibraltar as its symbol. The Prudential rock is a recognized brand name throughout the world.

     INSURANCE. Prudential has been engaged in the insurance business since 1875. It insures or provides financial services to nearly 50 million people worldwide. Long one of the largest issuers of individual life insurance, the Prudential has 22 million life insurance policies in force today with a face value of $1 trillion. Prudential has the largest capital base ($12.1 billion) of any life insurance company in the United States. Prudential provides auto insurance for approximately 1.6 million cars and insures approximately 1.2 million homes.

     MONEY MANAGEMENT. Prudential is one of the largest pension fund managers in the country, providing pension services to 1 in 3 Fortune 500 firms. It manages $36 billion of individual retirement plan assets, such as 401(k) plans. As of December 31, 1996, Prudential had more than $332 billion in assets under management. Prudential Investments, a business group of Prudential (of which Prudential Mutual Funds is a key part), manages over $211 billion in assets of institutions and individuals. In PENSIONS & INVESTMENTS, May 12, 1997, Prudential was ranked third in terms of total assets under management.

     REAL ESTATE. The Prudential Real Estate Affiliates, the fourth largest real estate brokerage network in the United States, has more than 34,000 brokers and agents and more than 1,100 offices in the United States.(2)

     HEALTHCARE. Over two decades ago, the Prudential introduced the first federally-funded, for-profit HMO in the country. Today, approximately 4.6 million Americans receive healthcare from a Prudential managed care membership.

     FINANCIAL SERVICES. The Prudential Bank, a wholly-owned subsidiary of Prudential, has over $1 billion in assets and serves nearly 1.5 million customers across 50 states.

INFORMATION ABOUT THE PRUDENTIAL MUTUAL FUNDS

     As of December 31, 1997, Prudential Investments Fund Management LLC is the eighteenth largest mutual fund company in the country, with over 2.5 million shareholders invested in more than 50 mutual fund portfolios and variable annuities with more than 3.7 million shareholder accounts.

     The Prudential Mutual Funds have over 30 portfolio managers who manage over $55 billion in mutual fund and variable annuity assets. Some of Prudential's portfolio managers have over 20 years of experience managing investment portfolios.

----------

(1) Prudential Investments, a business group of PIC, serves as the subadviser to substantially all of the Prudential Mutual Funds. Wellington Management Company LLP serves as the subadviser to Global Utility Fund, Inc.; Nicholas-Applegate Capital Management as the subadviser to Nicholas-Applegate Fund, Inc.; Jennison Associates LLC as the subadviser to Prudential Jennison Series Fund, Inc., Prudential 20/20 Focus Fund and Prudential Active Balanced Fund, a portfolio of Prudential Dryden Fund; and Mercator Asset Management L.P. as the subadviser to International Stock Series, a portfolio of Prudential World Fund, Inc. There are multiple subadvisers for The Target Portfolio Trust.

(2)  As of December 31, 1996.

     From time to time, there may be media coverage of portfolio managers and other investment professionals associated with the Manager and the Subadviser in national and regional publications, on television and in other media. Additionally, individual mutual fund portfolios are frequently cited in surveys conducted by national and regional publications and media organizations such as THE WALL STREET JOURNAL, THE NEW YORK TIMES, BARRON'S and USA TODAY.

     EQUITY FUNDS. FORBES magazine listed Prudential Equity Fund among twenty mutual funds on its Honor Roll in its mutual fund issue of August 28,1995. Honorees are chosen annually among mutual funds (excluding sector funds) which are open to new investors and have had the same management for at least five years. FORBES considers, among other criteria, the total return of a mutual fund in both bull and bear markets as well as a fund's risk profile. Prudential Equity Fund is managed with a "value" investment style by PlC. In 1995, Prudential Securities introduced Prudential Jennison Growth Fund, a growth-style equity fund managed by Jennison Associates LLC, a premier institutional equity manager and a subsidiary of Prudential.

     HIGH YIELD FUNDS. Investing in high yield bonds is a complex and research intensive pursuit. A separate team of high yield bond analysts monitor approximately 167 issues held in the Prudential High Yield Fund (currently the largest fund of its kind in the country) along with 100 or so other high yield bonds, which may be considered for purchase.(3) Non-investment grade bonds, also known as junk bonds or high yield bonds, are subject to a greater risk of loss of principal and interest including default risk than higher-rated bonds. Prudential high yield portfolio managers and analysts meet face-to-face with almost every bond issuer in the High Yield Fund's portfolio annually, and have additional telephone contact throughout the year.

     Prudential's portfolio managers are supported by a large and sophisticated research organization. Fourteen investment grade bond analysts monitor the financial viability of approximately 1,750 different bond issuers in the investment grade corporate and municipal bond markets--from IBM to small municipalities, such as Rockaway Township, New Jersey. These analysts consider, among other things, sinking fund provisions and interest coverage ratios.

     Prudential's portfolio managers and analysts receive research services from almost 200 brokers and market service vendors. They also receive nearly 100 trade publications and newspapers--from PULP and PAPER FORECASTER to WOMEN'S WEAR DAILY--to keep them informed of the industries they follow.

     Prudential Mutual Funds' traders scan over 100 computer monitors to collect detailed information on which to trade. From natural gas prices in the Rocky Mountains to the results of local municipal elections, a Prudential portfolio manager or trader is able to monitor it if it's important to a Prudential Mutual Fund.

     Prudential Mutual Funds trade approximately $31 billion in U.S. and foreign government securities a year. PlC seeks information from government policy makers. In 1995, Prudential's portfolio managers met with several senior U.S. and foreign government officials, on issues ranging from economic conditions in foreign countries to the viability of index-linked securities in the United States.

     Prudential Mutual Funds' portfolio managers and analysts met with over 1,200 companies in 1995, often with the Chief Executive Officer (CEO) or Chief Financial Officer (CFO). They also attended over 250 industry conferences.

     Prudential Mutual Funds' global equity managers conducted many of their visits overseas, often holding private meetings with a company in a foreign language (our global equity managers speak 7 different languages, including Mandarin Chinese).

     TRADING DATA.(4) On an average day, Prudential Mutual Funds' U.S. and foreign equity trading desks traded $77 million in securities representing over
3.8 million shares with nearly 200 different firms. Prudential Mutual Funds' bond trading desks traded $157 million in government and corporate bonds on an average day. That represents more in daily trading than most bond funds tracked by Lipper even have in assets.(5) Prudential Mutual Funds' money market desk traded $3.2 billion in money market securities on an average day, or over $800 billion a year. They made a trade every 3 minutes of every trading day. In 1994, the Prudential Mutual Funds effected more than 40,000 trades in money market securities and held on average $20 billion of money market securities.(6)

----------

(3) As of December 31,1995. The number of bonds and the size of the Fund are subject to change.

(4) Trading data represents average daily transactions for portfolios of the Prudential Mutual Funds for which PIC serves as the subadviser, portfolios of the Prudential Series Fund and institutional and non-U.S. accounts managed by Prudential Mutual Fund Management LLC, a division of PlC, for the year ended December 31, 1995.

(5) Based on 669 funds in Lipper Analytical Services categories of Short U.S. Treasury, Short U.S. Government, Intermediate U.S. Treasury, IntermedIate U.S. Government, Short Investment Grade Debt, Intermediate Investment Grade Debt, General U.S. Treasury, General U.S. Government and Mortgage funds.

(6)  As of December 31, 1994.

     Based on complex-wide data, on an average day, over 7,250 shareholders telephoned Prudential Mutual Fund Services LLC, the Transfer Agent of the Prudential Mutual Funds, on the Prudential Mutual Funds' toll-free number. On an annual basis, that represents approximately 1.8 million telephone calls answered.

INFORMATION ABOUT PRUDENTIAL SECURITIES

     Prudential Securities is the fifth largest retail brokerage firm in the United States with approximately 6,000 financial advisors. It offers to its clients a wide range of products, including Prudential Mutual Funds and Annuities. As of December 31, 1997, assets held by Prudential Securities for its clients approximated $235 billion.

     During 1997, approximately 29,000 new customer accounts were opened each month at PSI.(7)

     Prudential Securities has a two-year Financial Advisor training program plus advanced education programs, including Prudential Securities "university," which provides advanced education in a wide array of investment areas. Prudential Securities is the only Wall Street firm to have its own in-house Certified Financial Planner (CFP) program. In the December 1995 issue of REGISTERED REP, an industry publication, Prudential Securities Financial Advisor Training program, received a grade of A- (compared to an industry average of B+).

     In 1995, Prudential Securities' equity research team ranked 8th in INSTITUTIONAL INVESTOR magazine's 1995 "All America Research Team" survey. Three Prudential Securities analysts were ranked as first-team finishers.(8)

     In addition to training, Prudential Securities provides its financial advisors with access to firm economists and market analysts. It has also developed proprietary tools for use by financial advisors, including the Financial Architect, a state-of-the-art asset allocation software program which helps Financial Advisors to evaluate a client's objectives and overall financial plan, and a comprehensive mutual fund information and analysis system that compares different mutual funds.

     Standard & Poor's rates Prudential Securities Incorporated BBB+ with a "Stable Outlook."

     For more complete information about any of the Prudential Mutual Funds, including charges and expenses, call your Prudential Securities Financial Advisor or Pruco/Prudential representative for a free prospectus. Read it carefully before you invest or send money.

----------

(7) As of December 31, 1997.

(8) On an annual basis, INSTITUTIONAL INVESTOR magazine surveys more than 700 institutional money managers, chief investment officers and research directors, asking them to evaluate analysts in 76 industry sectors. Scores are produced by taking the number of votes awarded to an individual analyst and weighing them based on the size of the voting institution. In total, the magazine sends its survey to approximately 2,000 institutions and a group of European and Asian institutions.

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

     (a) (i) Articles of Restatement, incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on May 28, 1996.

          (ii) Articles Supplementary, incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on May 28, 1996.

          (iii) Articles Supplementary, incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

          (iv) Articles of Amendment, incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

     (b)  (i) Amended By-Laws of the Registrant, incorporated by reference to
          Exhibit 2(a) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

          (ii) Amendment to Bylaws, incorporated by reference to Exhibit 2(b) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

     (c) (i) Specimen certificates for shares of common stock, $.001 par value per share, of the Registrant, incorporated by reference to Exhibit 4(a) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

          (ii) Instruments defining rights of holders of the securities being offered, incorporated by reference to Exhibits (a) and (b) above.

     (d) (i) Management Agreement between the Registrant and Prudential Mutual Fund Management, Inc., incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

          (ii) Subadvisory Agreement between Prudential Mutual Fund Management and The Prudential Investment Corporation, incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

          (iii) Management and Administrative Services Agreement between the Fund, on behalf of the Liquid Assets Series, and Prudential Investments Fund Management LLC, incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

     (e) (i) Distribution Agreement between the Registrant and Prudential Investment Management Services LLC, incorporated by reference to Exhibit (e)(i) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on March 30, 1999.

          (ii) Form of Dealer Agreement, incorporated by reference to Exhibit
          (e)(ii) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on March 30, 1999.

     (f)  Not applicable.

     (g) (i) Custodian Contract between the Registrant and State Street Bank and Trust Company, incorporated by reference to Exhibit 8(a) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

          (ii) Subcustodian Agreement between State Street Bank and Trust Company and Security Pacific National Bank, incorporated by reference to Exhibit 8(b) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

          (iii) Subcustodian Agreement for Repurchase Transactions between State Street Bank and Trust Company and Security Pacific National Bank, incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

     (h) Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

     (i) Opinion of Counsel, incorporated by reference to Exhibit 10 to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

     (j)  (i) Consent of Independent Accountants.*

          (ii) Consent of Duff and Phelps Credit Rating Co.*

     (k)  Not applicable.

     (l)  Not applicable.

          (m) Amended and Restated Distribution and Service Plan, incorporated by reference to Exhibit (m) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on March 30, 1999.

     (n)  Not applicable.

     (o) Rule 18 f-3 Plan, incorporated by reference to Exhibit 18 to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

----------


* To be filed by amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     None.

ITEM 25. INDEMNIFICATION.

     As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940, as amended (the 1940 Act) and pursuant to Article X of the Registrant's By-Laws (Exhibit (b) to the Registration Statement) and Section 2-418 of the Maryland General Corporation Law, officers, directors, employees and agents of the Registrant may be indemnified against certain liabilities in connection with the Registrant except liabilities arising from misfeasance, bad faith, gross negligence or reckless disregard in the conduct of their respective duties. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 9 of the Distribution Agreements (Exhibit (e)(i) to the Registration Statement), the Distributor of the Fund may be indemnified against certain liabilities it may incur. Such Article X of the By-Laws and Section 9 of the Distribution Agreement are hereby incorporated by reference in their entirety.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the Securities Act), may be permitted to directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the Commission) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

     Section 8 of the Management Agreement (Exhibit (d)(i) to the Registration Statement) limits the liability of Prudential Investments Fund Management LLC
(PIFM) to losses resulting from a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the Investment Company Act) or losses resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard by PIFM of its obligations and duties under the Management Agreement. Section 4 of the Subadvisory Agreement (Exhibit (d)(ii) to the Registration Statement) limits the liability of The Prudential Investment Corporation (PIC) to losses resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties, or from reckless disregard by PIC of its obligations and duties under the Subadvisory Agreement.

     The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with Release No. 11330 of the Commission under the 1940 Act so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect and is consistently applied.

     The Registrant maintains an insurance policy insuring its officers and directors against certain liabilities and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting conflict of interest, intentional non-compliance with statutes or regulations or dishonesty, fraudulent or criminal acts or omissions. The insurance policy also insures the Registrant against the costs of indemnification payments to officers and directors under certain circumstances.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     (i) Prudential Investments Fund Management LLC (PIFM).

     See "How the Fund is Managed--Manager" in the Prospectus constituting Part A of this Post-Effective Amendment to the Registration Statement and "Investment Advisory and Other Services--Investment Adviser" in the Statement of Additional Information constituting Part B of this Post-Effective Amendment to the Registration Statement.

     The business and other connections of directors and officers of PIFM are listed in Schedules A and D of Form ADV of PIFM as currently on file with the Commission, the text of which is hereby incorporated by reference (File No. 801-31104).

     The business and other connections of the directors and officers of PIFM are set forth below. Except as otherwise indicated, the address of each person is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.


NAME AND ADDRESS               POSITION WITH PIFM                              PRINCIPAL OCCUPATIONS
----------------               ------------------                              ---------------------
Brian M. Storms                Officer-in-Charge,           President, Prudential Mutual Funds & Annuities (PMF&A);
                               President, Chief                Officer-in-Charge, President, Chief Executive Officer
                               Executive Officer and           and Chief Operating Officer; PIFM
                               Chief Operating Officer

Frank W. Giordano              Executive Vice               Executive Vice President, Secretary and General Counsel,
                               President, Secretary and        PIFM; Senior Vice President, Prudential Securities
                               General Counsel                 Incorporated (Prudential Securities)

Robert F. Gunia                Executive Vice President     Vice President, Prudential Investments, a division of the
                               and Treasurer                   Prudential Insurance Company of America; Executive Vice
                                                               President and Treasurer, PIFM; Senior Vice President,
                                                               Prudential Securities

Neil A. McGuinness             Executive Vice President     Executive Vice President and Director of Marketing, PMF&A;
                                                               Executive Vice President, PIFM

Robert J. Sullivan             Executive Vice President     Executive Vice President, PMF&A; Executive Vice President,
                                                               PIFM

     (ii) The Prudential Investment Corporation (PIC).

     See "How the Fund is Managed--Manager" in the Prospectus constituting Part A of this Post-Effective Amendment to the Registration Statement and "Investment Advisory and Other Services--Investment Adviser" in the Statement of Additional Information constituting Part B of this Registration Statement.

     The business and other connections of PIC's directors and executive officers are as set forth below. Except as otherwise indicated, the address of each person is Prudential Plaza, Newark, NJ 07102-4077.


NAME AND ADDRESS               POSITION WITH PIC                            PRINCIPAL OCCUPATIONS
----------------               -----------------                            ---------------------
E. Michael Caulfield           Chairman of the Board,       Chief Executive Officer of Prudential Investments
                               President and Chief
                               Executive Officer and
                               Director

Jonathan M. Greene             Senior Vice President        President--Investment Management of Prudential
                               and Director                    Investments; Senior Vice President and Director, PIC

John R. Strangfeld             Vice President and           President of Private Asset Management Group of Prudential;
                               Director                        Senior Vice President, Prudential; Vice President and
                                                               Director, PIC

ITEM 27. PRINCIPAL UNDERWRITERS

     (a) Prudential Investment Management Services LLC.

     Prudential Investment Management Services LLC is distributor for Prudential Government Securities Trust, The Target Portfolio Trust, Cash Accumulation Trust, Command Government Fund, Command Money Fund, Command Tax-Tree Fund, Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund), Prudential Balanced Fund, Prudential California Municipal Fund, Prudential Developing Markets Fund, Prudential Distressed Securities Fund, Inc., Prudential Diversified Bond Fund, Inc., Prudential Diversified Funds, Prudential Emerging Growth Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Limited Maturity Fund, Inc., The Global Total Return Fund, Inc., Prudential High Yield Fund, Inc., Prudential Index Series Fund, Prudential MoneyMart Assets Inc., Prudential Natural Resources Fund, Inc., Prudential Government Income Fund, Inc., Prudential High Yield Total Return Fund, Inc., Prudential International Bond Fund, Inc., Prudential Institutional Liquidity Portfolio, Inc., Prudential Intermediate Global Income Fund, Inc., The Prudential Investment Portfolios, Inc., Prudential Mid-Cap Value Fund, Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Real Estate Securities Fund, Prudential Small-Cap Quantum Fund, Inc., Prudential Small Company Value Fund, Inc., Prudential Special Money Market Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential Tax-Free Money Fund, Inc., Prudential Tax-Managed Equity Fund, Prudential 20/20 Focus Fund, Prudential Utility Fund, Inc. and Prudential World Fund, Inc.

     (b) Information concerning officers of Prudential Investment Management Services LLC is set forth below.

                                 POSITIONS AND                                                           POSITIONS AND
                                 OFFICES WITH                                                            OFFICES WITH
NAME(1)                          UNDERWRITER                                                             REGISTRANT
-------                          -----------                                                             -------------
E. Michael Caulfield             President                                                               None

Mark R. Fetting                  Executive Vice President                                                None

Jonathan M. Greene               Executive Vice President                                                None

Jean D. Hamilton                 Executive Vice President                                                None

Ronald P. Joelson                Executive Vice President                                                None

Brian M. Storms                  Executive Vice President                                                None

John R. Strangfeld               Executive Vice President                                                None

Mario A. Mosse                   Senior Vice President and Chief Operating Officer                       None

Scott S. Wallner                 Vice President, Secretary and Chief Legal Officer                       None

Michael G. Williamson            Vice President, Comptroller and Chief Financial Officer                 None

C. Edward Chaplin                Treasurer                                                               None

----------

(1) The address of each person named is Prudential Plaza, 751 Broad Street, Newark, New Jersey 07102, unless otherwise indicated.

     (c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, The Prudential Investment Corporation, Prudential Plaza, 745 Broad Street, Newark, New Jersey 07102, the Registrant, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, and Prudential Mutual Fund Services LLC, Raritan Plaza One, Edison, New Jersey 08837. Documents required by Rules 31a-1(b) (4), (5), (6), (7), (9), (10) and (11) and 31a-1 (d)
and (f) will be kept at Gateway Center Three, Newark, New Jersey 07102-4077, and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by State Street Bank and Trust Company and Prudential Mutual Fund Services LLC.

ITEM 29. MANAGEMENT SERVICES

     Other than as set forth under the captions "How the Fund is Managed--Manager" and "How the Fund is Managed--Distributor" in the Prospectus and the caption "Investment Advisory and Other Services" in the Statement of Additional Information, constituting Parts A and B, respectively, of this Post-Effective Amendment to the Registration Statement, Registrant is not a party to any management-related service contract.

ITEM 30. UNDERTAKINGS

     Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 28th day of May, 1999.


                              PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.


                              /s/ John R. Strangfeld
                              -----------------------------------------
                                 (JOHN R. STRANGFELD, PRESIDENT)


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


        SIGNATURE               TITLE                                DATE
        ---------               -----                                ----

/s/ Edward D. Beach          Director                             May 28, 1999
-------------------------
     EDWARD D. BEACH


/s/ Delayne D. Gold          Director                             May 28, 1999
-------------------------
     DELAYNE D. GOLD


/s/ Robert F. Gunia          Director                             May 28, 1999
-------------------------
     ROBERT F. GUNIA


/s/ Don G. Hoff              Director                             May 28, 1999
-------------------------
     DON G. HOFF


/s/ Robert E. LaBlanc        Director                             May 28, 1999
-------------------------
     ROBERT E. LABLANC


/s/ Robin B. Smith           Director                             May 28, 1999
-------------------------
     ROBIN B. SMITH


/s/ Stephen Stoneburn        Director                             May 28, 1999
-------------------------
     STEPHEN STONEBURN


/s/ John R. Strangfeld       President and Director               May 28, 1999
-------------------------
     JOHN R. STRANGFELD


/s/ Nancy H. Teeters         Director                             May 28, 1999
-------------------------
     NANCY H. TEETERS


/s/ Grace C. Torres          Treasurer, Principal Financial       May 28, 1999
-------------------------      and Accounting Officer
     GRACE C. TORRES

                                  EXHIBIT INDEX

     (a) (i) Articles of Restatement, incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on May 28, 1996.

          (ii) Articles Supplementary, incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on May 28, 1996.

          (iii) Articles Supplementary, incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

          (iv) Articles of Amendment, incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

     (b)  (i) Amended By-Laws of the Registrant, incorporated by reference to
          Exhibit 2(a) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

          (ii) Amendment to By-laws, incorporated by reference to Exhibit 2(b) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

     (c) (i) Specimen certificates for shares of common stock, $.001 par value per share, of the Registrant, incorporated by reference to Exhibit 4(a) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

          (ii) Instruments defining rights of holders of the securities being offered, incorporated by reference to Exhibits (a) and (b) above.

     (d) (i) Management Agreement between the Registrant and Prudential Mutual Fund Management, Inc., incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

          (ii) Subadvisory Agreement between Prudential Mutual Fund Management and The Prudential Investment Corporation, incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

          (iii) Management and Administrative Services Agreement between the Fund, on behalf of the Liquid Assets Series, and Prudential Investments Fund Management LLC, incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

     (e) (i) Distribution Agreement between the Registrant and Prudential Investment Management Services LLC, incorporated by reference to Exhibit (e)(i) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on March 30, 1999.

          (ii) Form of Dealer Agreement, incorporated by reference to Exhibit
          (e)(ii) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (File No 33-17224) filed via EDGAR on March 30 1999.

     (f)  Not applicable.

     (g) (i) Custodian Contract between the Registrant and State Street Bank and Trust Company, incorporated by reference to Exhibit 8(a) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

          (ii) Subcustodian Agreement between State Street Bank and Trust Company and Security Pacific National Bank, incorporated by reference to Exhibit 8(b) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

          (iii) Subcustodian Agreement for Repurchase Transactions between State Street Bank and Trust Company and Security Pacific National Bank, incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

     (h) Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

     (i) Opinion of Counsel, incorporated by reference to Exhibit 10 to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

     (j)  (i) Consent of Independent Accountants.*

          (ii) Consent of Duff and Phelps Credit Rating Co.*

     (k)  Not applicable.

     (l)  Not applicable.

          (m) Amended and Restated Distribution and Service Plan, incorporated by reference to Exhibit (m) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (File No.33-17224) filed via EDGAR on March 30, 1999.

     (n)  Not applicable.

     (o) Rule 18 f-3 Plan, incorporated by reference to Exhibit 18 to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

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* To be filed by amendment.